UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05878

Franklin Value Investors Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 10/31/22

Item 1. Reports to Stockholders.
a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Value
Investors Trust
October 31, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin MicroCap Value Fund
Franklin Mutual U.S. Mid Cap Value Fund
Formerly, Franklin Mutual U.S. Value Fund
Franklin Small Cap Value Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report

SHAREHOLDER LETTER
Dear Franklin Fund Shareholder:
The past 12 months were eventful and volatile. Several
themes carried over from the winter of 2021 into the new
calendar year, but with seemingly increased intensity.
Mounting inflation, more hawkish central banks, continuing
supply-chain difficulties and renewed COVID lockdowns
remained a part of the economic landscape, joined by new
elements, like war in Europe. Corporate earnings and other
economic indicators generally remained strong for much of
the 12 months. However, some elements such as consumer
spending patterns and corporate inventories showed strain
as inflationary pressures and concern over the possibility
of a recession took their toll on the general population,
companies and investors.
Equity markets generally declined during the year, pressured by high inflation, tightening monetary policy and continued
knock-on effects from Russia’s invasion of Ukraine. Supply-
chain disruptions helped drive inflation in many countries
to reach the highest levels in decades. In response, some
of the world’s central banks tightened monetary policy,
including the U.S. Federal Reserve, which made its first rate hike in over three years in March, followed by additional
increases throughout the remainder of the period. Rising
rates can cool economic growth and a recession may be
on the horizon. Some U.S. large-cap valuations reflect this
recession risk. Furthermore, many U.S. small-cap value
stocks are trading well below their 52-week highs and
valuations of profitable companies are near 20-year lows
relative to large-cap value stocks. Higher interest rates
also continue to work against long-duration growth stocks
by increasing the discount rate of a company’s projected
future cash flows. This downward pressure on technology
and other long-duration growth names is helping to support
investor interest in more defensive value stocks, which
handily outperformed their growth counterparts over the past
12 months.
Even though the initial shock of Russia’s invasion of Ukraine has receded, the conflict continues to roil markets as Russia leverages its position as a prominent supplier of oil and
natural gas to much of Europe. Many European countries
and companies have been exploring alternate ways to fulfill
their need for energy. Aside from energy shortages, other
supply-chain disruptions continued through the end of the
period, although there are early signs of improvement.
As China gets closer to a meaningful reopening, we are
optimistic their full reengagement in the global economy will be a significant catalyst to supply-chain issues easing.
Not all progress is evidenced by a steady march forward.
In the near-term, market activity will likely be influenced
by developments around the Ukraine conflict, inflation
concerns, supply-chain constraints, and changes to
monetary and fiscal support. We remain focused on
identifying opportunities to acquire stocks at attractive
valuations based upon our assessment of fundamental
value, while taking advantage of volatility. Our process of
finding underappreciated and misunderstood companies
with identifiable catalysts to unlock shareholder value may
provide meaningful upside potential and possible downside
risk management during turbulent periods. In addition, we
continue to focus on event-driven situations across equity
and fixed income with catalysts less correlated to the overall markets. While unnerving, volatility remains an inherent
part of investing in risk assets, and the market historically rewards investors who take an opportunistic long-term
perspective.
On the following pages, the portfolio management team of
each Fund reviews investment decisions made during this
period. Please remember all securities markets fluctuate, as do mutual fund share prices. We thank you for investing with
Franklin Templeton, welcome your questions and comments,
and look forward to continuing to serve your investment
needs in the years ahead.
Sincerely,
Christian Correa, CFA
President and Chief Investment Officer
Franklin Value Investors Trust
This letter reflects our analysis and opinions as of October
31, 2022, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Annual Report

Contents
Annual Report
Economic and Market Overview 3
Franklin MicroCap Value Fund 4
Franklin Mutual U.S. Mid Cap Value Fund 11
Franklin Small Cap Value Fund 18
Financial Highlights and Schedules of Investments 25
Financial Statements 49
Notes to Financial Statements 54
Report of Independent Registered
Public Accounting Firm 70
Tax Information 71
Board Members and Officers 72
Shareholder Information 76
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
ANNUAL REPORT
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s
®
500
Index (S&P 500
®
), posted a -14.61% total return for the
12 months ended October 31, 2022.
1
High inflation, rising
interest rates and geopolitical instability contributed to a sharp decline in equity prices. Although consumer spending
continued to rise, deteriorating financial conditions negatively impacted consumer sentiment, which improved slightly at the
end of the period after falling in June 2022 to the lowest level ever recorded in over 60 years.
Elevated inflation was a major concern for both consumers
and investors, as inflation accelerated in June 2022 to the
highest rate since 1981. Continued supply-chain disruptions, strong consumer demand, and volatile energy prices drove
inflation higher. Russia’s invasion of Ukraine also disrupted financial markets and led to a rise in oil and commodity
prices, although much of that increase abated by period-end.
Amid notable employment gains in the leisure and hospitality and health care sectors, the U.S. unemployment rate
declined from 4.6% in October 2021 to 3.5% in September
2022, before rising modestly to 3.7% in October 2022.
Wages climbed at the fastest rate in decades, which added
to some investors’ inflation concerns.
U.S. gross domestic product (GDP) growth was robust in
the fourth quarter of 2021 as strong consumer spending
and business investment in growing inventories supported
the economy. GDP contracted in the first half of 2022 due
to declining residential and business investment and lower
levels of government spending, but grew in 2022’s third
quarter amid a narrowing trade deficit and strong consumer
spending. Increased nonresidential fixed investment and
government spending also positively contributed to the third quarter economic growth. Rising interest rates translated
to higher borrowing costs for individuals and businesses.
Mortgage rates reached the highest level since 2007, and
new home construction slowed toward period-end.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) began to raise the federal funds target rate in March
2022, the first such increase since 2018. The Fed raised
the federal funds rate again at each of its four subsequent
meetings to end the period at a range of 3.00%–3.25%.
The Fed noted in its September 2022 meeting that inflation
remained elevated amid robust job growth and low
unemployment. Furthermore, the Fed said it would continue
to reduce its bond holdings, and Fed Chair Jerome Powell
indicated that reducing inflation was likely to require a period of below-trend growth.
The foregoing information reflects our analysis and opinions as of October 31, 2022. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information

franklintempleton.com
Annual Report
Franklin MicroCap Value Fund
This annual report for Franklin MicroCap Value Fund covers
the fiscal year ended October 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks high total return, of which capital
appreciation and income are components. The Fund
normally invests at least 80% of its net assets in securities of microcap companies with total market capitalizations of
$1 billion or less or within the bottom 40% of the Russell
2000
®
Value Index, whichever is higher at the time of
purchase.
1
The Fund generally invests in equity securities,
predominantly common stocks, of companies that we
believe are undervalued and have the potential for capital
appreciation. The Fund may invest up to 25% of its total
assets in foreign securities.
Performance Overview
The Fund’s Class A shares posted a -2.00% cumulative total
return for the 12 months under review. In comparison, the
Russell 2000
®
Value Index, which measures the performance
of those Russell 2000
®
Index companies with relatively
lower price-to-book ratios and lower forecasted growth
rates, posted a -10.73% cumulative total return for the same period.
2
You can find more of the Fund’s performance data in
the Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
Our strategy is to buy shares of companies that we
believe are undervalued at the time of purchase and
have the potential for capital appreciation. The types of
companies the Fund may invest in include, among other
things, those that may be considered out of favor due to
actual or perceived cyclical or secular challenges, or are
experiencing temporary setbacks, diminished expectations,
mismanagement or undermanagement, or are financially
stressed. Environmental, social and governance (ESG)
related assessments of companies may be considered. In
choosing investments, we conduct an in-depth analysis of
a company’s long-term or normalized earnings and free
cash flow potential, quality of management, ownership of
valuable franchises, trademarks or trade names, control of
distribution networks, underutilized assets and market share for particular products, balance sheet, and other factors
that may identify the issuer as a potential investment. The
investment manager considers selling a security when it no
longer meets its value criteria.
*Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
Manager’s Discussion
During the 12-month reporting period, security selection in
the financials, information technology and communication
services sectors supported relative results. Conversely,
stock selection in the consumer discretionary and industrials sectors, as well as stock selection and an underweight in
utilities, hampered relative results.
Portfolio Composition
10/31/22
% of Total
Net Assets
Banks 22.6%
Machinery 6.0%
Health Care Equipment & Supplies 5.0%
Equity Real Estate Investment Trusts (REITs) 5.0%
Hotels, Restaurants & Leisure 4.2%
Communications Equipment 4.1%
Construction & Engineering 3.9%
Electrical Equipment 3.4%
Energy Equipment & Services 3.4%
Thrifts & Mortgage Finance 3.0%
Biotechnology 2.9%
Electronic Equipment, Instruments &
Components 2.4%
Textiles, Apparel & Luxury Goods 2.3%
Health Care Technology 1.8%
Other* 21.2%
Short-Term Investments & Other Net Assets 8.8%
1. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company. Russell 2000
®
Value Index is market capitalization weighted and measures the performance of those Russell 2000
®
Index companies with relatively lower price-to-
book ratios and lower forecasted growth rates.
2. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 28 .

Franklin MicroCap Value Fund

franklintempleton.com
Annual Report
Major positive contributors relative to the Fund’s benchmark index over the 12-month period included Ardmore Shipping
(not held at period-end), Digi International and IntriCon (not held at period-end). Digi International is listed among the
Fund’s largest positions in the Top 10 Holdings table on this page.
Oil tanker company Ardmore Shipping was a notable positive
relative contributor. The company is seeing an improvement
in its business, which it expects to continue throughout 2022.
However, Ardmore did note that it was monitoring several
competing factors, including the pandemic’s evolution
and the global economic recovery, as well as geopolitical
concerns and whether currently high oil prices will lead to
reduced shipments. Similar to other high leverage energy-
related stocks, Ardmore is highly cyclical and volatile. We
sold the stock because valuation appeared full at price-to-
book versus its 10-year historical average. We redeployed
the proceeds into other names in the portfolio with better
valuation and risk/reward profiles, including other energy
companies.
Digi International, an “internet of things” products maker,
boosted relative results, following strong fiscal third-quarter
2022 results, supported by a jump in sales. The company
attributed the stronger revenues to increased sales of
console servers and cellular products driven in part by data center demand. Digi also boosted its fiscal fourth-quarter
earnings estimates and continues to expect sustained cash
flow generation over the longer term.
IntriCon, which helps to design and manufacture implantable
and body-worn devices, positively contributed to relative
performance following news that it was being taken over
by an investment firm focused on the health care industry.
Additionally, IntriCon’s recent financial results have
been strong, with the company seeing growth across its
businesses. IntriCon was acquired in May 2022 by an
affiliate of Altaris Capital Partners, a private equity firm.
Key detractors relative to the Fund’s benchmark index
included Invacare (not held at period-end), Rocky Brands
and Vera Bradley.
Medical equipment manufacturer Invacare detracted from
relative returns over the period. The company has seen
strong demand and orders for its products during the
period, but after many years of underperformance and poor
management execution, we sold the position. Invacare
had just initiated yet another restructuring program to get
its costs under control, as management could not seem to
manage input cost inflation and supply-chain challenges
appropriately. In addition, the balance sheet has a lot of debt, which made the stock even more risky going into a potential
recession in 2023.
Rocky Brands detracted in the period, as inflationary
pressures continued to pressure its earnings in the second
quarter of 2022. Although the apparel company’s sales
growth has been strong, it is seeing gross margin pressure
due to higher product and freight costs. Rocky Brands has
begun raising prices to offset some of these pressures,
which it expects will begin to ease later in the year.
Apparel retailer Vera Bradley further hindered relative
performance, as its second-quarter 2022 results were
weaker than anticipated. The company reported a drop in
same-store sales, and noted that inflationary pressures,
including rising gas prices, are having an impact on spending among lower end consumers. The company is reducing
costs to deal with rising freight and material expenses as
appropriate.
Thank you for your participation in Franklin MicroCap
Value Fund. We look forward to continuing to serve your
investment needs.
Oliver H. Wong, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
Top 10 Holdings
10/31/22
Company
Industry , Country
% of Total
Net Assets
a a
First Business Financial Services, Inc. 2.3%
Banks, United States
Digi International, Inc. 2.1%
Communications Equipment, United States
Peapack-Gladstone Financial Corp. 2.1%
Banks, United States
Northeast Bank 2.0%
Banks, United States
Investar Holding Corp. 1.8%
Banks, United States
Southern Missouri Bancorp, Inc. 1.8%
Thrifts & Mortgage Finance, United States
CTO Realty Growth, Inc. 1.7%
Equity Real Estate Investment Trusts (REITs),
United States
Utah Medical Products, Inc. 1.7%
Health Care Equipment & Supplies, United
States
Helix Energy Solutions Group, Inc. 1.7%
Energy Equipment & Services, United States
Premier Financial Corp. 1.7%
Banks, United States

Franklin MicroCap Value Fund

franklintempleton.com
Annual Report
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of October 31, 2022
Franklin MicroCap Value Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -2.00% -7.40%
5-Year +25.77% +3.51%
10-Year +118.38% +7.51%
Advisor
1-Year -1.77% -1.77%
5-Year +27.28% +4.94%
10-Year +123.67% +8.38%
See page 9 for Performance Summary footnotes.

Franklin MicroCap Value Fund
Performance Summary

franklintempleton.com
Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/31/12–10/31/22)
Advisor Class
(10/31/12–10/31/22)

Franklin MicroCap Value Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s ability to invest in smaller-company securities that may have limited liquidity involves additional risks, such as relatively small revenues, limited product lines and small market share. Historically, these stocks have exhibited greater price volatility than larger-company stocks, especially over the short term. In addition, the Fund may invest up to 25% of its total assets in foreign securities, which involve special risks, including currency fluctuations and economic and political uncertainty. Value securities may not increase in price as anticipated or may decline further in value. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of
Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The total annual operating expenses are sourced from the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The Russell 2000
®
Value Index is market capitalization weighted and measures the performance of those Russell 2000
®
Index companies with relatively
lower price-to-book ratios and lower forecasted growth rates.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/21–10/31/22)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.0846 $0.4300 $3.8080 $4.3226
R6 $0.1879 $0.4300 $3.8080 $4.4259
Advisor $0.1534 $0.4300 $3.8080 $4.3914
Total Annual Operating Expenses
6
Share Class
A 1.23%
Advisor 0.98%

Your Fund’s Expenses
Franklin MicroCap Value Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/22
Ending
Account
Value 10/31/22
Expenses
Paid During
Period
5/1/22–10/31/22
1,2
Ending
Account
Value 10/31/22
Expenses
Paid During
Period
5/1/22–10/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,058.80 $6.39 $1,019.00 $6.27 1.23%
R6 $1,000 $1,060.60 $4.49 $1,020.85 $4.40 0.86%
Advisor $1,000 $1,059.90 $5.11 $1,020.24 $5.02 0.98%

franklintempleton.com
Annual Report
Franklin Mutual U.S. Mid Cap Value Fund
Formerly, Franklin Mutual U.S. Value Fund
This annual report for Franklin Mutual U.S. Value Fund
covers the fiscal year ended October 31, 2022. As recently
approved by the Fund’s Board of Trustees, effective June
1, 2022, the Fund changed its name to Franklin Mutual
U.S. Mid Cap Value Fund. Additionally, the Fund changed
its investment policy to invest at least 80% of its net assets in securities of U.S. mid cap companies. The Fund also
changed its primary benchmark to the Russell MidCap
®
Value Index.
1
Please refer to the Fund’s prospectus for more
information. If you have questions, please contact your
financial professional.
Your Fund’s Goal and Main Investments
The Fund seeks high total return, of which capital
appreciation and income are components. The Fund
normally invests at least 80% of its net assets in U.S. mid
cap securities. Mid capitalization companies are companies
with market capitalizations equal to those within the
universe of the Russell Midcap
®
Value Index at the time of
purchase. The Fund invests primarily in equity securities
(including securities convertible into, or that we expect
to be exchanged for, common or preferred stock) of U.S.
companies that we believe are available at market prices
less than their fundamental value. The Fund currently does
not expect to invest more than 10% of its net assets in non-
U.S. securities.
Performance Overview
The Fund’s Class A shares posted a -8.06% cumulative
total return for the 12 months under review. In comparison,
the Fund’s new primary benchmark, the Russell MidCap
®
Value Index, which is market capitalization weighted and
measures the performance of those Russell Midcap
®
Index
companies with relatively lower price-to-book ratios and
lower forecasted growth rates, posted a -10.18% cumulative
total return, while its old primary benchmark, the Russell
3000
®
Value Index posted a -7.25% cumulative total return
for the same period.
2
The Russell Midcap
®
Value Index
is replacing the Russell 3000
®
Value Index as the Fund’s
primary benchmark because the investment manager
believes that the benchmark better reflects the Fund’s
investment strategies.
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 14 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We employ a research driven, fundamental value strategy
for the Fund and select investments based on our own
evaluation of the security’s fundamental value, including for equity securities, an analysis of the cash flow potential, long-
term earnings, multiples of earnings and book value. We
examine each investment separately and there are no set
criteria as to specific value parameters, earnings or industry type. Environmental, social and governance (ESG) related
assessments of companies are also considered.
*Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
Portfolio Composition
10/31/22
% of Total
Net Assets
Banks 8.2%
Insurance 6.8%
Chemicals 6.2%
Health Care Providers & Services 4.8%
IT Services 4.3%
Professional Services 4.1%
Energy Equipment & Services 3.7%
Machinery 3.7%
Equity Real Estate Investment Trusts (REITs) 3.6%
Food Products 3.2%
Real Estate Management & Development 3.2%
Oil, Gas & Consumable Fuels 2.9%
Electric Utilities 2.9%
Trading Companies & Distributors 2.8%
Other * 35.3%
Short-Term Investments & Other Net Assets 4.3%
1. Russell Midcap
®
Value Index is market capitalization weighted and measures the performance of those Russell Midcap
®
Index companies with relatively lower price-to-
book ratios and lower forecasted growth rates.
2. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 37 .

Franklin Mutual U.S. Mid Cap Value Fund

franklintempleton.com
Annual Report
Manager’s Discussion
During the 12-month review period, security selection in the health care, industrials and information technology sectors
boosted relative returns. Conversely, stock selection in the materials, real estate and communication services sectors
hampered relative performance.
Major positive contributors relative to the Fund’s benchmark index during the 12-month period included SLB, Chevron
and Kraft Heinz. Kraft Heinz is listed among the Fund’s
largest positions in the Top 10 Holdings table on this page.
Oilfield services firm SLB, formerly Schlumberger, was a
positive contributor to relative performance, as energy stocks have had a strong 2022 due to a sharp rise in oil and natural gas prices, given robust demand and more constrained
supplies. The Russian invasion of Ukraine further pushed
up oil prices. The shares also benefited as the company has
continued to improve free cash conversion, and accelerated
revenue growth. SLB management have also been positive
on the outlook for demand for their products and services
over the medium term, even without the disruption of
Russian energy supplies.
Chevron boosted relative results as recent quarterly
earnings have benefited from stronger energy prices. The
company also continues to buy back its shares, noted that
the expansion of a major project in Kazakhstan remains on
schedule and that it should see a resumption of growth in the
Permian shale basin, an oil and gas producing region mostly
in west Texas.
Food product producer Kraft Heinz contributed positively to
relative performance during the period. The management
team is pursuing a strategy to reinvigorate certain categories and brands and the company continues to prune lower
growth brands to position it for better growth prospects in the future.
Key detractors relative to the Fund’s benchmark index
included Liberty Broadband, Elanco Animal Health (not held
at period-end) and Vornado Realty Trust.
Liberty Broadband, which owns a stake in U.S.-based cable
company Charter Communications, hindered relative results.
Charter Communications’ latest quarterly financials showed
negative broadband subscriber growth. While we believe
the company may face a couple more quarters of negative
subscriber trends, our view is the company should still see
revenue, EBITDA and free cash flow growth. The company
is buying back significant amounts of stock, which should
continue. Although Charter is unlikely to go back to the
more than 1 million subscriber additions of the past, they
will continue to add subscribers over time, in our view. In
the meantime, we believe Charter’s mobile and business-to-
business services should continue to grow.
Elanco Animal Health, a U.S.-based animal health care
company, detracted from relative returns as the company
lowered 2022 guidance due to currency headwinds, a slower
recovery from COVID-19 lockdowns in China, supply-chain
problems and general economic weakness. High leverage
also disproportionately impacted the company’s equity value
and performance metrics. We expect business performance
to improve in the medium term with better execution,
increased pricing, and a focus on innovation. In addition,
management is committed to bringing down leverage by
using most of its free cash flow to pay down debt. We
eliminated Elanco from the portfolio at period-end, primarily to take a tax loss and reduce the tax burden for clients.
While Elanco has high financial leverage, we still like the
investment merits of the company and might revisit it during the course of the next year.
U.S.-based property operator Vornado Realty Trust detracted
from relative results amid continued uncertainty surrounding the environment for office leasing, particularly in New York
City, its exposure to retail space as well as higher interest rates affecting borrowing costs for its variable-rate debt. We believe the current price assigns an overly punitive valuation of the company’s current property portfolio.
Thank you for your participation in Franklin Mutual U.S. Mid
Cap Value Fund. We look forward to continuing to serve your
investment needs.
Top 10 Holdings
10/31/22
Company
Industry , Country
% of Total
Net Assets
a a
Citizens Financial Group, Inc. 3.5%
Banks, United States
Kraft Heinz Co. (The) 3.2%
Food Products, United States
NortonLifeLock, Inc. 2.7%
Software, United States
Lear Corp. 2.5%
Auto Components, United States
Tapestry, Inc. 2.4%
Textiles, Apparel & Luxury Goods, United States
Voya Financial, Inc. 2.4%
Diversified Financial Services, United States
PNC Financial Services Group, Inc. (The) 2.4%
Banks, United States
Everest Re Group Ltd. 2.4%
Insurance, United States
Flex Ltd. 2.3%
Electronic Equipment, Instruments &
Components, United States
AES Corp. (The) 2.3%
Independent Power and Renewable Electricity
Producers, United States

Franklin Mutual U.S. Mid Cap Value Fund

franklintempleton.com
Annual Report
Grace Hoefig
Lead Portfolio Manager
Srini Vijay, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of October 31, 2022
Franklin Mutual U.S. Mid Cap Value Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -8.06% -13.12%
5-Year +26.83% +3.69%
10-Year +116.55% +7.42%
Advisor
1-Year -7.86% -7.86%
5-Year +28.40% +5.13%
10-Year +122.03% +8.30%
See page 16 for Performance Summary footnotes.

Franklin Mutual U.S. Mid Cap Value Fund
Performance Summary

franklintempleton.com
Annual Report
See page 16 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/31/12–10/31/22)
Advisor Class
(10/31/12–10/31/22)

Franklin Mutual U.S. Mid Cap Value Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value. While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve heightened risks and should be considered speculative. Historically, smaller- and midsize-company securities have been more volatile in price than larger-company securities, especially over the short term. The Fund may invest in foreign securities, which may involve special risks, including currency fluctuations and economic and political uncertainty. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered
ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of
Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The total annual operating expenses are sourced from the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The Russell Midcap
®
Value Index is market capitalization weighted and measures the performance of those Russell Midcap
®
Index companies with rela-
tively lower price-to-book ratios and lower forecasted growth rates. The Russell 3000
®
Value Index is market capitalization weighted and measures the performance of those
Russell 3000
®
Index companies with relatively lower price-to-book ratios and lower forecasted growth rates.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/21–10/31/22)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.4486 $4.5244 $4.9730
C $0.1300 $4.5244 $4.6544
R $0.3477 $4.5244 $4.8721
R6 $0.5824 $4.5244 $5.1068
Advisor $0.5401 $4.5244 $5.0645
Total Annual Operating Expenses
6
Share Class
A 0.91%
Advisor 0.66%

Your Fund’s Expenses
Franklin Mutual U.S. Mid Cap Value Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/22
Ending
Account
Value 10/31/22
Expenses
Paid During
Period
5/1/22–10/31/22
1,2
Ending
Account
Value 10/31/22
Expenses
Paid During
Period
5/1/22–10/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $957.60 $4.54 $1,020.57 $4.68 0.92%
C $1,000 $954.00 $8.21 $1,016.80 $8.48 1.67%
R $1,000 $956.40 $5.77 $1,019.31 $5.95 1.17%
R6 $1,000 $959.30 $2.73 $1,022.42 $2.81 0.55%
Advisor $1,000 $958.80 $3.30 $1,021.83 $3.41 0.67%

franklintempleton.com
Annual Report
Franklin Small Cap Value Fund
This annual report for Franklin Small Cap Value Fund covers
the fiscal year ended October 31, 2022. The Fund closed
to new investors on May 27, 2021. Existing shareholders
who had an open and funded account on May 27, 2021,
may continue to invest through exchanges and additional
purchases. Please contact your financial professional or
refer to the Fund’s prospectus for more information.
Your Fund’s Goal and Main Investments
The Fund seeks long-term total return by normally
investing at least 80% of its net assets in investments of
small-capitalization (small-cap) companies, predominantly
common stocks, and generally investing in equity securities
of companies that we believe are undervalued at the time
of purchase and have the potential for capital appreciation.
We define small-cap companies as those with market
capitalizations not exceeding either: the highest market
capitalization in the Russell 2000
®
Index;
1
or the 12-month
average of the highest market capitalization in the Russell
2000
®
Index, whichever is greater at the time of purchase.
The Fund may also invest in real estate investment trusts
(REITs) and invest up to 25% of its total assets in foreign
securities.
Performance Overview
The Fund’s Class A shares posted a -7.83% cumulative total
return for the 12 months under review. In comparison, the
Russell 2000
®
Value Index, which measures the performance
of those Russell 2000
®
Index companies with relatively
lower price-to-book ratios and lower forecasted growth
rates, posted a -10.73% cumulative total return for the same period.
2
You can find more of the Fund’s performance data in
the Performance Summary beginning on page 21 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
Investment Strategy
The Fund generally invests in equity securities,
predominantly common stocks of small cap companies, that
we believe are undervalued at the time of purchase and have
the potential for capital appreciation. A stock is undervalued when it trades at less than the price at which we believe
it would trade if the market reflected all factors relating to the company’s worth. Following this strategy, the Fund
invests in companies that we believe have, for example:
stock prices that are low relative to current, or historical or future earnings, book value, cash flow or sales; recent sharp price declines but the potential for good long-term earnings prospects; and valuable intangibles not reflected in the
stock price. The types of companies the Fund may invest
in include those that may be considered out of favor due
to actual or perceived cyclical or secular challenges, or are experiencing temporary setbacks, diminished expectations,
mismanagement or undermanagement, or are financially
stressed. Environmental, social and governance (ESG)
related assessments of companies are also considered.
Portfolio Composition
10/31/22
% of Total
Net Assets
Banks 14.1%
Insurance 6.6%
Hotels, Restaurants & Leisure 6.3%
Trading Companies & Distributors 6.1%
Oil, Gas & Consumable Fuels 5.5%
Construction & Engineering 5.4%
Machinery 4.6%
Health Care Equipment & Supplies 3.9%
Electronic Equipment, Instruments &
Components 3.8%
Energy Equipment & Services 3.7%
Equity Real Estate Investment Trusts (REITs) 3.5%
Software 3.4%
Building Products 3.3%
Communications Equipment 3.1%
Other* 23.7%
Short-Term Investments & Other Net Assets 3.0%
1. Russell 2000
®
Index is market capitalization weighted and measures the performance of the approximately 2,000 smallest companies in the Russell 3000
®
Index that
represent a small amount of the total market capitalization of the Russell 3000
®
Index.
2. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 45 .

Franklin Small Cap Value Fund

franklintempleton.com
Annual Report
Manager’s Discussion
During the 12-month review period, security selection in
the financials sector, an underweight in health care and
stock selection in industrials boosted relative performance.
Conversely, stock selection in consumer staples, an
overweight in consumer discretionary and stock selection
and an overweight in materials hindered relative returns.
Major positive contributors relative to the Fund’s benchmark index for the 12-month period included Crescent Point
Energy, TechnipFMC and McGrath RentCorp. These
companies are listed among the Fund’s largest positions in
the Top 10 Holdings table on this page.
Crescent Point Energy, a Canada-based exploration and
production company, boosted relative performance. Multiple
factors contributed positively to the strong performance,
including shareholder friendly actions such as a surprise
dividend boost and share buyback, a reduction in debt, and
strong free cash flow generation along with and driven by an increase in oil prices.
TechnipFMC, an oilfield equipment and services company,
boosted relative performance, driven by better-than-
expected quarterly results, continued strength in offshore
order inflow, and visibility on an improving industry order
pipeline. Additionally, the board authorized a share buyback program and management reiterated its intention to start
quarterly dividends in the second half of 2023.
McGrath RentCorp, a provider of modular classrooms,
offices and storage containers, outperformed during the
period driven by improving rental rates and the successful
integration of recent acquisitions. We continue to find the
shares attractive due to the company’s discounted valuation
relative to its closest publicly traded peer and management’s ability to continue to consolidate the modular classroom
industry.
Among key detractors relative to the Fund’s benchmark
index were Knowles, Bread Financial Holdings and Great
Lakes Dredge & Dock.
Shares of Knowles, a provider of advanced micro-acoustic,
audio processing, and precision device solutions, detracted
from results. Lower global demand for consumer electronics,
COVID-19 related shutdowns in China, excess inventory
in the supply chain, and the shift away from commoditized
products led to a drop in capacity utilization. Furthermore, the company recently initiated a restructuring program to
decrease its exposure to the commodity MEMS microphone
business.
Bread Financial Holdings, a leading provider of private label/
co-branded credit card and loyalty solutions to retailers,
hindered relative performance following mixed quarterly
earnings and concerns about the loss of a major credit
card customer. Additionally, concerns regarding a potential
downturn in the U.S. economy, which could lead to elevated
credit losses, have weighed on shares.
Great Lakes Dredge & Dock, a U.S.-focused dredging
company, underperformed due to weaker-than-expected
second-quarter results. The company has faced operational
challenges throughout 2022 due to COVID-19, supply-
chain issues, labor costs, weather and dry dock scheduling,
leading to a shortfall in meeting full-year 2022 guidance.
Thank you for your participation in Franklin Small Cap
Value Fund. We look forward to continuing to serve your
investment needs.
Steven Raineri
Lead Portfolio Manager
Nicholas Karzon, CFA
Portfolio Manager
Christopher Meeker, CFA
Portfolio Manager
Top 10 Holdings
10/31/22
Company
Industry , Country
% of Total
Net Assets
a a
Crescent Point Energy Corp. 3.4%
Oil, Gas & Consumable Fuels, Canada
McGrath RentCorp 3.2%
Trading Companies & Distributors, United States
NetScout Systems, Inc. 3.1%
Communications Equipment, United States
Hanover Insurance Group, Inc. (The) 3.0%
Insurance, United States
TechnipFMC plc 2.9%
Energy Equipment & Services, United Kingdom
WillScot Mobile Mini Holdings Corp. 2.8%
Construction & Engineering, United States
SouthState Corp. 2.8%
Banks, United States
ACI Worldwide, Inc. 2.7%
Software, United States
Integer Holdings Corp. 2.5%
Health Care Equipment & Supplies, United
States
Columbia Banking System, Inc. 2.4%
Banks, United States

Franklin Small Cap Value Fund

franklintempleton.com
Annual Report
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2022, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of October 31, 2022
Franklin Small Cap Value Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/22
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -7.83% -12.90%
5-Year +33.91% +4.82%
10-Year +148.65% +8.92%
Advisor
1-Year -7.59% -7.59%
5-Year +35.60% +6.28%
10-Year +155.33% +9.83%
See page 23 for Performance Summary footnotes.

Franklin Small Cap Value Fund
Performance Summary

franklintempleton.com
Annual Report
See page 23 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/31/12–10/31/22)
Advisor Class
(10/31/12–10/31/22)

Franklin Small Cap Value Fund
Performance Summary

franklintempleton.com
Annual Report
5
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s investments in smaller-company stocks carry special risks as such stocks have historically exhibited greater price volatility than larger-company stocks, particularly over the short term. Value securities may not increase in price as anticipat-
ed or may decline further in value. Additionally, smaller companies often have relatively small revenues, limited product lines and small market share. In addition, the Fund may invest up to 25% of its total assets in foreign securities, which involve special risks, including currency fluctuations and economic and political un-
certainty. REITS may be affected by any change in the value of the properties owned and other factors, and their prices tend to go up and down. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The total annual operating expenses are sourced from the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The Russell 2000
®
Value Index is market capitalization weighted and measures the performance of those Russell 2000
®
Index companies with relatively
lower price-to-book ratios and lower forecasted growth rates.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/21–10/31/22)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.3351 $2.6536 $2.7149 $5.7036
C – $2.6536 $2.7149 $5.3685
R $0.1766 $2.6536 $2.7149 $5.5451
R6 $0.5875 $2.6536 $2.7149 $5.9560
Advisor $0.5001 $2.6536 $2.7149 $5.8686
Total Annual Operating Expenses
6
Share Class
A 1.00%
Advisor 0.75%

Your Fund’s Expenses
Franklin Small Cap Value Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/22
Ending
Account
Value 10/31/22
Expenses
Paid During
Period
5/1/22–10/31/22
1,2
Ending
Account
Value 10/31/22
Expenses
Paid During
Period
5/1/22–10/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $988.80 $4.98 $1,020.19 $5.06 0.99%
C $1,000 $985.10 $8.72 $1,016.42 $8.86 1.74%
R $1,000 $987.70 $6.24 $1,018.93 $6.33 1.24%
R6 $1,000 $990.80 $2.99 $1,022.21 $3.03 0.59%
Advisor $1,000 $990.10 $3.74 $1,021.45 $3.80 0.75%

Franklin Value Investors Trust
Financial Highlights
Franklin MicroCap Value Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginnin g of year ................... $32.58 $21.77 $29.32 $31.06 $36.43
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.12 0.11
c
0.11 0.06 (0.04)
Net realized and unrealized gains (losses) ........... (0.81) 12.15 (2.89) (0.03) (2.70)
Total from investment operations .................... (0.69) 12.26 (2.78) 0.03 (2.74)
Less distributions from:
Net investment income .......................... (0.08) (0.11) (0.06) — (—)
d
Net realized gains ............................. (4.24) (1.34) (4.71) (1.77) (2.63)
Total distributions ............................... (4.32) (1.45) (4.77) (1.77) (2.63)
Net asset value, end of year ....................... $27.57 $32.58 $21.77 $29.32 $31.06
Total return
e
................................... (2.00)% 57.97% (12.10)% 0.58% (8.11)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.24% 1.23% 1.28% 1.22% 1.17%
Expenses net of waiver and payments by affiliates ....... 1.22%
f
1.23%
g
1.27%
f
1.21%
f
1.16%
f
Net investment income (loss) ...................... 0.45% 0.37%
c
0.50% 0.23% (0.11)%
Supplemental data
Net assets, end of year (000’s) ..................... $144,717 $161,200 $94,015 $145,897 $184,613
Portfolio turnover rate ............................ 19.91% 31.98% 31.04% 7.04% 4.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.20%.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $33.21 $22.17 $29.80 $31.43 $36.85
Income from investment operations
a
:
Net investment income
b
......................... 0.22 0.22
c
0.20 0.16 0.08
Net realized and unrealized gains (losses) ........... (0.82) 12.36 (2.94) (0.02) (2.74)
Total from investment operations .................... (0.60) 12.58 (2.74) 0.14 (2.66)
Less distributions from:
Net investment income .......................... (0.19) (0.20) (0.18) — (0.13)
Net realized gains ............................. (4.24) (1.34) (4.71) (1.77) (2.63)
Total distributions ............................... (4.43) (1.54) (4.89) (1.77) (2.76)
Net asset value, end of year ....................... $28.18 $33.21 $22.17 $29.80 $31.43
Total return .................................... (1.67)% 58.51% (11.80)% 0.97% (7.83)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.91% 0.91% 0.95% 0.89% 0.85%
Expenses net of waiver and payments by affiliates ....... 0.87%
d
0.88% 0.91%
d
0.86%
d
0.82%
d
Net investment income ........................... 0.79% 0.72%
c
0.86% 0.58% 0.23%
Supplemental data
Net assets, end of year (000’s) ..................... $25,570 $23,137 $12,299 $19,266 $21,070
Portfolio turnover rate ............................ 19.91% 31.98% 31.04% 7.04% 4.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.54%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $32.96 $22.01 $29.62 $31.28 $36.67
Income from investment operations
a
:
Net investment income
b
......................... 0.19 0.19
c
0.17 0.15 0.05
Net realized and unrealized gains (losses) ........... (0.81) 12.28 (2.94) (0.04) (2.72)
Total from investment operations .................... (0.62) 12.47 (2.77) 0.11 (2.67)
Less distributions from:
Net investment income .......................... (0.15) (0.18) (0.13) — (0.09)
Net realized gains ............................. (4.24) (1.34) (4.71) (1.77) (2.63)
Total distributions ............................... (4.39) (1.52) (4.84) (1.77) (2.72)
Net asset value, end of year ....................... $27.95 $32.96 $22.01 $29.62 $31.28
Total return .................................... (1.77)% 58.40% (11.95)% 0.87% (7.90)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.99% 0.98% 1.03% 0.97% 0.92%
Expenses net of waiver and payments by affiliates ....... 0.97%
d
0.98%
e
1.02%
d
0.96%
d
0.91%
d
Net investment income ........................... 0.69% 0.60%
c
0.73% 0.48% 0.14%
Supplemental data
Net assets, end of year (000’s) ..................... $44,877 $38,829 $22,429 $29,687 $53,329
Portfolio turnover rate ............................ 19.91% 31.98% 31.04% 7.04% 4.08%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.43%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Schedule of Investments, October 31, 2022
Franklin MicroCap Value Fund
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 91.2%
Aerospace & Defense 1.7%
a
Ducommun, Inc. ...................................... United States 49,125 $ 2,319,191
Magellan Aerospace Corp. .............................. Canada 243,900 1,262,108
3,581,299
Banks 22.6%
American National Bankshares , Inc. ....................... United States 94,823 3,467,677
Arrow Financial Corp. .................................. United States 101,788 3,544,258
Bar Harbor Bankshares ................................. United States 121,700 3,652,217
First Business Financial Services, Inc. ...................... United States 130,500 4,978,575
First Internet Bancorp .................................. United States 85,500 2,196,495
a
First Western Financial, Inc. ............................. United States 110,706 3,056,593
Investar Holding Corp. ................................. United States 184,381 3,971,567
Northeast Bank ....................................... United States 101,675 4,280,517
Northrim BanCorp , Inc. ................................. United States 60,900 2,967,657
Orrstown Financial Services, Inc. ......................... United States 111,725 2,957,361
Peapack -Gladstone Financial Corp. ....................... United States 114,985 4,549,956
Peoples Financial Services Corp. ......................... United States 66,013 3,630,055
Premier Financial Corp. ................................. United States 127,500 3,678,375
WesBanco , Inc. ....................................... United States 42,357 1,712,917
48,644,220
Biotechnology 2.9%
a
Anika Therapeutics, Inc. ................................ United States 108,392 3,080,501
a
Catalyst Pharmaceuticals, Inc. ........................... United States 118,100 1,638,047
a
Vanda Pharmaceuticals, Inc. ............................. United States 141,200 1,478,364
6,196,912
Commercial Services & Supplies 1.3%
a
Heritage-Crystal Clean, Inc. ............................. United States 98,400 2,703,048
Communications Equipment 4.1%
a
Digi International, Inc. .................................. United States 113,801 4,589,594
a
PCTEL, Inc. ......................................... United States 393,331 1,828,989
a
Sierra Wireless, Inc. ................................... Canada 78,100 2,318,008
8,736,591
Construction & Engineering 3.9%
a
Matrix Service Co. ..................................... United States 535,141 2,622,191
a
Northwest Pipe Co. .................................... United States 65,700 2,233,143
a
Sterling Infrastructure, Inc. .............................. United States 127,451 3,439,902
8,295,236
Diversified Telecommunication Services 0.6%
ATN International, Inc. .................................. United States 29,000 1,250,480
Electrical Equipment 3.4%
LSI Industries, Inc. .................................... United States 309,318 2,375,562
Powell Industries, Inc. .................................. United States 94,700 2,336,249
Preformed Line Products Co. ............................ United States 32,700 2,595,399
7,307,210
Electronic Equipment, Instruments & Components 2.4%
a
Daktronics, Inc. ....................................... United States 754,858 2,581,614
a
Kimball Electronics, Inc. ................................ United States 120,416 2,488,999
5,070,613
Energy Equipment & Services 3.4%
a
Geospace Technologies Corp. ............................ United States 200,000 808,000

Franklin Value Investors Trust
Schedule of Investments
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services (continued)
a
Helix Energy Solutions Group, Inc. ........................ United States 526,542 $ 3,685,794
a
Oil States International, Inc. ............................. United States 431,890 2,794,328
7,288,122
Equity Real Estate Investment Trusts (REITs) 5.0%
Alpine Income Property Trust, Inc. ......................... United States 193,121 3,563,082
CTO Realty Growth, Inc. ................................ United States 186,588 3,750,419
Indus Realty Trust, Inc. ................................. United States 64,378 3,334,137
10,647,638
Food & Staples Retailing 1.5%
Village Super Market, Inc., A ............................. United States 148,898 3,311,492
Food Products 0.5%
Alico , Inc. ........................................... United States 35,800 1,096,196
Health Care Equipment & Supplies 5.0%
a
Orthofix Medical, Inc. .................................. United States 107,400 1,724,844
a
Semler Scientific, Inc. .................................. United States 50,939 2,139,947
a
UFP Technologies, Inc. ................................. United States 33,400 3,134,590
Utah Medical Products, Inc. .............................. United States 41,696 3,733,877
10,733,258
Health Care Technology 1.8%
a
CareCloud , Inc. ....................................... United States 361,530 1,282,819
a
Computer Programs and Systems, Inc. ..................... United States 83,329 2,691,527
3,974,346
Hotels, Restaurants & Leisure 4.2%
a
Century Casinos, Inc. .................................. United States 333,062 2,647,843
a
Chuy's Holdings, Inc. .................................. United States 97,300 2,850,890
Ruth's Hospitality Group, Inc. ............................ United States 169,600 3,524,288
9,023,021
Household Durables 1.1%
Hooker Furnishings Corp. ............................... United States 161,110 2,432,761
Independent Power and Renewable Electricity Producers 1.1%
Polaris Renewable Energy, Inc. ........................... Canada 193,300 2,355,241
Insurance 1.4%
Tiptree, Inc. .......................................... United States 101,718 1,238,925
United Fire Group, Inc. ................................. United States 64,200 1,739,820
2,978,745
Interactive Media & Services 1.8%
a
DHI Group, Inc. ....................................... United States 360,217 2,305,389
a
QuinStreet , Inc. ....................................... United States 145,800 1,663,578
3,968,967
IT Services 1.5%
Hackett Group, Inc. (The) ............................... United States 152,200 3,324,048
Machinery 6.0%
Alamo Group, Inc. ..................................... United States 18,100 2,752,648
Graham Corp. ........................................ United States 147,510 1,312,839
Hurco Cos., Inc. ...................................... United States 95,500 2,210,825
a
L B Foster Co., A ...................................... United States 190,465 1,904,650
Miller Industries, Inc. ................................... United States 108,800 2,766,784

Franklin Value Investors Trust
Schedule of Investments
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Shyft Group, Inc. (The) ................................. United States 87,817 $ 2,018,035
12,965,781
Media 0.1%
Entravision Communications Corp., A ...................... United States 53,891 252,210
Metals & Mining 1.5%
Haynes International, Inc. ............................... United States 64,177 3,138,897
Oil, Gas & Consumable Fuels 0.6%
VAALCO Energy, Inc. .................................. United States 269,500 1,387,925
Paper & Forest Products 1.2%
Mercer International, Inc. ................................ Germany 192,300 2,580,666
Pharmaceuticals 0.9%
a
Harrow Health, Inc. .................................... United States 167,755 2,018,093
Professional Services 1.6%
Resources Connection, Inc. ............................. United States 187,400 3,423,798
Semiconductors & Semiconductor Equipment 0.5%
a
AXT, Inc. ............................................ United States 254,300 1,154,522
Specialty Retail 1.5%
a
Children's Place, Inc. (The) .............................. United States 30,300 1,226,544
a
Genesco, Inc. ........................................ United States 40,504 1,905,308
3,131,852
Textiles, Apparel & Luxury Goods 2.3%
a
Delta Apparel, Inc. ..................................... United States 72,636 1,097,530
Rocky Brands, Inc. .................................... United States 104,520 2,057,476
a
Vera Bradley, Inc. ..................................... United States 551,274 1,791,641
4,946,647
Thrifts & Mortgage Finance 3.0%
Southern Missouri Bancorp, Inc. .......................... United States 76,800 3,936,000
Territorial Bancorp, Inc. ................................. United States 121,739 2,513,910
6,449,910
Wireless Telecommunication Services 0.8%
Spok Holdings, Inc. .................................... United States 202,951 1,783,939
Total Common Stocks (Cost $138,695,892) .....................................
196,153,684

Franklin Value Investors Trust
Schedule of Investments
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
Annual Report

Short Term Investments 9.4%
a a
Country Shares
a
Value
a a a
Money Market Funds 9.4%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 2.86% ..... United States 20,193,831 $ 20,193,831
Total Money Market Funds (Cost $20,193,831) ..................................
20,193,831
Total Short Term Investments (Cost $20,193,831 ) ................................
20,193,831
a
Total Investments (Cost $158,889,723) 100.6% ..................................
$216,347,515
Other Assets, less Liabilities (0.6)% ...........................................
(1,184,080)
Net Assets 100.0% ...........................................................
$215,163,435
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $40.20 $27.59 $34.61 $37.93 $41.08
Income from investment operations
a
:
Net investment income
b
......................... 0.37 0.43 1.14
c
0.52 0.45
Net realized and unrealized gains (losses) ........... (3.28) 13.37 (5.47) 1.13 (0.43)
Total from investment operations .................... (2.91) 13.80 (4.33) 1.65 0.02
Less distributions from:
Net investment income .......................... (0.45) (1.19) (0.54) (0.46) (0.46)
Net realized gains ............................. (4.52) — (2.15) (4.51) (2.71)
Total distributions ............................... (4.97) (1.19) (2.69) (4.97) (3.17)
Net asset value, end of year ....................... $32.32 $40.20 $27.59 $34.61 $37.93
Total return
d
................................... (8.06)% 51.14% (13.94)% 6.22% (0.15)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.91% 0.91% 0.95% 0.93% 0.91%
Expenses net of waiver and payments by affiliates
e
...... 0.90% 0.91%
f
0.93% 0.89% 0.86%
Net investment income ........................... 1.07% 1.18% 3.94%
c
1.55% 1.13%
Supplemental data
Net assets, end of year (000’s) ..................... $688,933 $790,329 $538,538 $735,919 $772,976
Portfolio turnover rate ............................ 66.63% 60.45% 57.78% 44.31% 29.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.69 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.55%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $38.15 $26.21 $32.97 $36.13 $39.27
Income from investment operations
a
:
Net investment income
b
......................... 0.11 0.15 0.93
c
0.26 0.15
Net realized and unrealized gains (losses) ........... (3.11) 12.72 (5.28) 1.09 (0.41)
Total from investment operations .................... (3.00) 12.87 (4.35) 1.35 (0.26)
Less distributions from:
Net investment income .......................... (0.13) (0.93) (0.26) — (0.17)
Net realized gains ............................. (4.52) — (2.15) (4.51) (2.71)
Total distributions ............................... (4.65) (0.93) (2.41) (4.51) (2.88)
Net asset value, end of year ....................... $30.50 $38.15 $26.21 $32.97 $36.13
Total return
d
................................... (8.77)% 50.06% (14.57)% 5.41% (0.91)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.66% 1.66% 1.70% 1.68% 1.66%
Expenses net of waiver and payments by affiliates
e
...... 1.65% 1.66%
f
1.68% 1.64% 1.61%
Net investment income ........................... 0.32% 0.42% 3.36%
c
0.80% 0.38%
Supplemental data
Net assets, end of year (000’s) ..................... $15,412 $20,132 $15,881 $27,443 $33,854
Portfolio turnover rate ............................ 66.63% 60.45% 57.78% 44.31% 29.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.66 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.97%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $40.34 $27.67 $34.70 $37.99 $41.10
Income from investment operations
a
:
Net investment income
b
......................... 0.28 0.34 1.11
c
0.44 0.35
Net realized and unrealized gains (losses) ........... (3.29) 13.44 (5.55) 1.14 (0.42)
Total from investment operations .................... (3.01) 13.78 (4.44) 1.58 (0.07)
Less distributions from:
Net investment income .......................... (0.35) (1.11) (0.44) (0.36) (0.33)
Net realized gains ............................. (4.52) — (2.15) (4.51) (2.71)
Total distributions ............................... (4.87) (1.11) (2.59) (4.87) (3.04)
Net asset value, end of year ....................... $32.46 $40.34 $27.67 $34.70 $37.99
Total return .................................... (8.32)% 50.87% (14.16)% 5.94% (0.39)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.16% 1.16% 1.20% 1.18% 1.16%
Expenses net of waiver and payments by affiliates
d
...... 1.15% 1.16%
e
1.18% 1.14% 1.11%
Net investment income ........................... 0.82% 0.93% 3.80%
c
1.30% 0.88%
Supplemental data
Net assets, end of year (000’s) ..................... $5,419 $6,362 $4,465 $6,764 $7,280
Portfolio turnover rate ............................ 66.63% 60.45% 57.78% 44.31% 29.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.70 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.41%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $41.93 $28.73 $35.93 $39.20 $42.38
Income from investment operations
a
:
Net investment income
b
......................... 0.51 0.59 1.27
c
0.67 0.61
Net realized and unrealized gains (losses) ........... (3.43) 13.91 (5.65) 1.18 (0.45)
Total from investment operations .................... (2.92) 14.50 (4.38) 1.85 0.16
Less distributions from:
Net investment income .......................... (0.58) (1.30) (0.67) (0.61) (0.63)
Net realized gains ............................. (4.52) — (2.15) (4.51) (2.71)
Total distributions ............................... (5.10) (1.30) (2.82) (5.12) (3.34)
Net asset value, end of year ....................... $33.91 $41.93 $28.73 $35.93 $39.20
Total return .................................... (7.76)% 51.74% (13.61)% 6.61% 0.19%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.59% 0.59% 0.61% 0.59% 0.57%
Expenses net of waiver and payments by affiliates
d
...... 0.55% 0.55% 0.55% 0.52% 0.50%
Net investment income ........................... 1.42% 1.54% 4.24%
c
1.92% 1.49%
Supplemental data
Net assets, end of year (000’s) ..................... $36,512 $39,290 $27,952 $36,398 $36,580
Portfolio turnover rate ............................ 66.63% 60.45% 57.78% 44.31% 29.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.72 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.85%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $42.04 $28.80 $36.01 $39.26 $42.39
Income from investment operations
a
:
Net investment income
b
......................... 0.48 0.55 1.28
c
0.63 0.57
Net realized and unrealized gains (losses) ........... (3.44) 13.95 (5.72) 1.19 (0.46)
Total from investment operations .................... (2.96) 14.50 (4.44) 1.82 0.11
Less distributions from:
Net investment income .......................... (0.54) (1.26) (0.62) (0.56) (0.53)
Net realized gains ............................. (4.52) — (2.15) (4.51) (2.71)
Total distributions ............................... (5.06) (1.26) (2.77) (5.07) (3.24)
Net asset value, end of year ....................... $34.02 $42.04 $28.80 $36.01 $39.26
Total return .................................... (7.86)% 51.57% (13.71)% 6.48% 0.07%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.66% 0.66% 0.70% 0.68% 0.66%
Expenses net of waiver and payments by affiliates
d
...... 0.65% 0.66%
e
0.68% 0.64% 0.61%
Net investment income ........................... 1.32% 1.43% 4.22%
c
1.80% 1.38%
Supplemental data
Net assets, end of year (000’s) ..................... $46,625 $56,787 $34,029 $47,427 $48,616
Portfolio turnover rate ............................ 66.63% 60.45% 57.78% 44.31% 29.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.72 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.83%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Schedule of Investments, October 31, 2022
Franklin Mutual U.S. Mid Cap Value Fund
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.7%
Aerospace & Defense 2.5%
Airbus SE ........................................... France 95,506 $ 10,334,633
Huntington Ingalls Industries, Inc. ......................... United States 37,489 9,637,297
19,971,930
Auto Components 2.5%
Lear Corp. .......................................... United States 143,735 19,937,482
Banks 8.2%
Citizens Financial Group, Inc. ............................ United States 675,062 27,610,036
ING Groep NV ....................................... Netherlands 882,542 8,684,294
PNC Financial Services Group, Inc. (The) ................... United States 116,147 18,796,069
a
SVB Financial Group ................................... United States 42,319 9,773,996
64,864,395
Building Products 2.2%
Johnson Controls International plc ......................... United States 304,541 17,614,651
Chemicals 6.2%
Ashland, Inc. ......................................... United States 161,998 16,996,830
Avient Corp. ......................................... United States 454,783 15,685,466
Huntsman Corp. ...................................... United States 612,689 16,395,557
49,077,853
Commercial Services & Supplies 1.2%
a
Stericycle, Inc. ....................................... United States 207,909 9,268,583
Construction & Engineering 1.7%
a
WillScot Mobile Mini Holdings Corp. ....................... United States 312,872 13,306,446
Diversified Financial Services 2.4%
Voya Financial, Inc. .................................... United States 280,725 19,190,361
Electric Utilities 2.9%
Entergy Corp. ........................................ United States 107,474 11,514,765
Evergy , Inc. .......................................... United States 181,447 11,091,855
22,606,620
Electrical Equipment 1.5%
Regal Rexnord Corp. .................................. United States 93,999 11,894,633
Electronic Equipment, Instruments & Components 2.3%
a
Flex Ltd. ............................................ United States 946,397 18,530,453
Energy Equipment & Services 3.7%
Baker Hughes Co. ..................................... United States 493,362 13,646,393
Schlumberger NV ..................................... United States 307,061 15,976,384
29,622,777
Equity Real Estate Investment Trusts (REITs) 3.6%
Brixmor Property Group, Inc. ............................. United States 816,394 17,397,356
Vornado Realty Trust ................................... United States 456,582 10,770,770
28,168,126
Food Products 3.2%
Kraft Heinz Co. (The) .................................. United States 659,478 25,370,119
Health Care Providers & Services 4.8%
AmerisourceBergen Corp. ............................... United States 73,791 11,601,421
CVS Health Corp. ..................................... United States 79,333 7,512,835
Elevance Health, Inc. .................................. United States 16,795 9,183,002

Franklin Value Investors Trust
Schedule of Investments
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Humana, Inc. ........................................ United States 16,885 $ 9,423,181
37,720,439
Household Durables 2.3%
DR Horton, Inc. ....................................... United States 239,401 18,405,149
Independent Power and Renewable Electricity Producers 2.3%
AES Corp. (The) ...................................... United States 704,191 18,421,637
Insurance 6.8%
Everest Re Group Ltd. ................................. United States 58,073 18,737,834
Hartford Financial Services Group, Inc. (The) ................ United States 243,586 17,638,062
Willis Towers Watson plc ................................ United States 80,268 17,515,281
53,891,177
Internet & Direct Marketing Retail 0.5%
eBay, Inc. ........................................... United States 101,282 4,035,075
IT Services 4.3%
a
Fiserv, Inc. .......................................... United States 56,998 5,855,974
Global Payments, Inc. .................................. United States 142,043 16,229,833
SS&C Technologies Holdings, Inc. ......................... United States 235,885 12,129,207
34,215,014
Machinery 3.7%
Parker-Hannifin Corp. .................................. United States 58,042 16,868,166
Timken Co. (The) ..................................... United States 177,529 12,656,042
29,524,208
Media 1.1%
a
Liberty Broadband Corp., C .............................. United States 101,949 8,607,554
Metals & Mining 0.8%
Alcoa Corp. .......................................... United States 157,821 6,159,754
Oil, Gas & Consumable Fuels 2.9%
Chevron Corp. ....................................... United States 73,221 13,245,679
Williams Cos., Inc. (The) ................................ United States 289,568 9,477,561
22,723,240
Personal Products 1.5%
a
Haleon plc .......................................... United Kingdom 3,830,237 11,745,251
Pharmaceuticals 2.2%
GSK plc ............................................ United States 668,807 10,955,793
Merck & Co., Inc. ..................................... United States 66,511 6,730,913
17,686,706
Professional Services 4.1%
a
CACI International, Inc., A ............................... United States 28,236 8,584,591
ICF International, Inc. .................................. United States 49,284 5,895,845
KBR, Inc. ........................................... United States 368,655 18,347,959
32,828,395
Real Estate Management & Development 3.2%
a
CBRE Group, Inc., A ................................... United States 252,688 17,925,687
a
Cushman & Wakefield plc ............................... United States 630,931 7,287,253
25,212,940
Software 2.7%
NortonLifeLock , Inc. ................................... United States 935,461 21,075,936

Franklin Value Investors Trust
Schedule of Investments
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 1.7%
Dick's Sporting Goods, Inc. .............................. United States 120,658 $ 13,726,054
Technology Hardware, Storage & Peripherals 1.5%
a
Western Digital Corp. .................................. United States 351,118 12,067,926
Textiles, Apparel & Luxury Goods 2.4%
Tapestry, Inc. ........................................ United States 606,316 19,208,091
Trading Companies & Distributors 2.8%
a
AerCap Holdings NV ................................... Ireland 158,173 8,448,020
a
Univar Solutions, Inc. .................................. United States 522,788 13,320,638
21,768,658
Total Common Stocks (Cost $690,699,298) .....................................
758,447,633
Short Term Investments 3.9%
a a
Country Shares
a
Value
a a a
Money Market Funds 3.9%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 2.86% ..... United States 30,561,198 30,561,198
Total Money Market Funds (Cost $30,561,198) ..................................
30,561,198
Total Short Term Investments (Cost $30,561,198 ) ................................
30,561,198
a
Total Investments (Cost $721,260,496) 99.6% ...................................
$789,008,831
Other Assets, less Liabilities 0.4% .............................................
3,892,548
Net Assets 100.0% ...........................................................
$792,901,379
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $61.24 $41.84 $49.48 $52.59 $59.07
Income from investment operations
a
:
Net investment income
b
......................... 0.25 0.47
c
0.45 0.51
d
0.39
e
Net realized and unrealized gains (losses) ........... (4.60) 20.03 (5.01) 4.00 (1.95)
Total from investment operations .................... (4.35) 20.50 (4.56) 4.51 (1.56)
Less distributions from:
Net investment income .......................... (0.34) (0.35) (0.58) (0.44) (0.42)
Net realized gains ............................. (5.37) (0.75) (2.50) (7.18) (4.50)
Total distributions ............................... (5.71) (1.10) (3.08) (7.62) (4.92)
Net asset value, end of year ....................... $51.18 $61.24 $41.84 $49.48 $52.59
Total return
f
.................................... (7.83)% 49.59% (10.04)% 11.35% (3.04)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.98% 1.00% 1.08% 1.06% 1.05%
Expenses net of waiver and payments by affiliates ....... 0.98%
g
1.00%
g
1.07%
h
1.05%
h
1.03%
h
Net investment income ........................... 0.46% 0.81%
c
1.08% 1.10%
d
0.69%
e
Supplemental data
Net assets, end of year (000’s) ..................... $1,268,890 $1,577,561 $1,123,039 $1,334,235 $1,366,866
Portfolio turnover rate ............................ 47.06% 52.76% 67.46% 57.84% 53.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.56%.
d
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.80%.
e
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.52%.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $52.25 $35.87 $42.84 $46.45 $52.75
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.13) 0.02
c
0.12 0.15
d
(0.02)
e
Net realized and unrealized gains (losses) ........... (3.87) 17.20 (4.33) 3.42 (1.72)
Total from investment operations .................... (4.00) 17.22 (4.21) 3.57 (1.74)
Less distributions from:
Net investment income .......................... — (0.09) (0.26) — (0.06)
Net realized gains ............................. (5.37) (0.75) (2.50) (7.18) (4.50)
Total distributions ............................... (5.37) (0.84) (2.76) (7.18) (4.56)
Net asset value, end of year ....................... $42.88 $52.25 $35.87 $42.84 $46.45
Total return
f
.................................... (8.51)% 48.51% (10.73)% 10.52% (3.77)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.73% 1.75% 1.83% 1.81% 1.80%
Expenses net of waiver and payments by affiliates ....... 1.73%
g
1.75%
g
1.82%
h
1.80%
h
1.78%
h
Net investment income (loss) ...................... (0.29)% 0.05%
c
0.34% 0.35%
d
(0.06)%
e
Supplemental data
Net assets, end of year (000’s) ..................... $68,960 $99,994 $77,586 $111,639 $138,188
Portfolio turnover rate ............................ 47.06% 52.76% 67.46% 57.84% 53.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.20)%.
d
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.05%.
e
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.23)%.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $60.43 $41.31 $48.88 $51.98 $58.37
Income from investment operations
a
:
Net investment income
b
......................... 0.11 0.32
c
0.35 0.40
d
0.25
e
Net realized and unrealized gains (losses) ........... (4.53) 19.79 (4.97) 3.94 (1.93)
Total from investment operations .................... (4.42) 20.11 (4.62) 4.34 (1.68)
Less distributions from:
Net investment income .......................... (0.18) (0.24) (0.45) (0.26) (0.21)
Net realized gains ............................. (5.37) (0.75) (2.50) (7.18) (4.50)
Total distributions ............................... (5.55) (0.99) (2.95) (7.44) (4.71)
Net asset value, end of year ....................... $50.46 $60.43 $41.31 $48.88 $51.98
Total return .................................... (8.05)% 49.22% (10.27)% 11.06% (3.28)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.23% 1.25% 1.33% 1.31% 1.30%
Expenses net of waiver and payments by affiliates ....... 1.23%
f
1.25%
f
1.32%
g
1.30%
g
1.28%
g
Net investment income ........................... 0.21% 0.56%
c
0.84% 0.85%
d
0.44%
e
Supplemental data
Net assets, end of year (000’s) ..................... $119,060 $150,288 $106,201 $143,634 $158,678
Portfolio turnover rate ............................ 47.06% 52.76% 67.46% 57.84% 53.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.32%.
d
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.55%.
e
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.27%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $65.05 $44.37 $52.29 $55.17 $61.71
Income from investment operations
a
:
Net investment income
b
......................... 0.48 0.71
c
0.65 0.75
d
0.66
e
Net realized and unrealized gains (losses) ........... (4.89) 21.27 (5.27) 4.23 (2.05)
Total from investment operations .................... (4.41) 21.98 (4.62) 4.98 (1.39)
Less distributions from:
Net investment income .......................... (0.59) (0.55) (0.80) (0.68) (0.65)
Net realized gains ............................. (5.37) (0.75) (2.50) (7.18) (4.50)
Total distributions ............................... (5.96) (1.30) (3.30) (7.86) (5.15)
Net asset value, end of year ....................... $54.68 $65.05 $44.37 $52.29 $55.17
Total return .................................... (7.46)% 50.21% (9.65)% 11.82% (2.63)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.62% 0.62% 0.68% 0.66% 0.66%
Expenses net of waiver and payments by affiliates ....... 0.59% 0.59% 0.64%
f
0.61%
f
0.60%
f
Net investment income ........................... 0.84% 1.15%
c
1.47% 1.54%
d
1.12%
e
Supplemental data
Net assets, end of year (000’s) ..................... $1,248,367 $1,336,020 $510,946 $362,397 $270,426
Portfolio turnover rate ............................ 47.06% 52.76% 67.46% 57.84% 53.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.90%.
d
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.24%.
e
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.95%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $65.13 $44.44 $52.36 $55.19 $61.66
Income from investment operations
a
:
Net investment income
b
......................... 0.41 0.63
c
0.58 0.67
d
0.56
e
Net realized and unrealized gains (losses) ........... (4.91) 21.30 (5.29) 4.24 (2.06)
Total from investment operations .................... (4.50) 21.93 (4.71) 4.91 (1.50)
Less distributions from:
Net investment income .......................... (0.50) (0.49) (0.71) (0.56) (0.47)
Net realized gains ............................. (5.37) (0.75) (2.50) (7.18) (4.50)
Total distributions ............................... (5.87) (1.24) (3.21) (7.74) (4.97)
Net asset value, end of year ....................... $54.76 $65.13 $44.44 $52.36 $55.19
Total return .................................... (7.59)% 49.98% (9.81)% 11.61% (2.81)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.73% 0.75% 0.83% 0.81% 0.80%
Expenses net of waiver and payments by affiliates ....... 0.73%
f
0.75%
f
0.82%
g
0.80%
g
0.78%
g
Net investment income ........................... 0.71% 1.01%
c
1.30% 1.35%
d
0.94%
e
Supplemental data
Net assets, end of year (000’s) ..................... $1,406,507 $1,687,270 $646,240 $522,329 $544,792
Portfolio turnover rate ............................ 47.06% 52.76% 67.46% 57.84% 53.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.76%.
d
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.05%.
e
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.77%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Schedule of Investments, October 31, 2022
Franklin Small Cap Value Fund
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.0%
Aerospace & Defense 2.1%
a
Aerojet Rocketdyne Holdings, Inc. ......................... United States 1,414,094 $ 68,512,854
QinetiQ Group plc ..................................... United Kingdom 4,494,789 18,526,928
87,039,782
Auto Components 1.2%
a
Adient plc ........................................... United States 1,257,666 43,993,157
LCI Industries ........................................ United States 41,140 4,365,365
48,358,522
Banks 14.1%
Atlantic Union Bankshares Corp. .......................... United States 2,105,924 72,738,615
Camden National Corp. ................................. United States 652,964 28,416,993
Columbia Banking System, Inc. ........................... United States 2,984,466 99,890,077
First Bancorp ........................................ United States 221,330 9,864,678
First Interstate BancSystem, Inc., A ........................ United States 2,154,994 98,289,276
First of Long Island Corp. (The) ........................... United States 840,921 14,783,391
German American Bancorp, Inc. .......................... United States 682,332 26,808,824
Peoples Bancorp, Inc. .................................. United States 1,064,606 32,225,624
SouthState Corp. ..................................... United States 1,272,610 115,082,122
TriCo Bancshares ..................................... United States 908,962 52,637,990
Washington Trust Bancorp, Inc. ........................... United States 616,609 29,905,537
580,643,127
Building Products 3.3%
Apogee Enterprises, Inc. ................................ United States 831,787 38,162,387
Insteel Industries, Inc. .................................. United States 3,739 98,523
a
Masonite International Corp. ............................. United States 136,056 9,732,086
UFP Industries, Inc. .................................... United States 1,237,236 88,128,320
136,121,316
Chemicals 3.0%
Ashland, Inc. ......................................... United States 201,814 21,174,325
Avient Corp. ......................................... United States 124,772 4,303,386
a,b
Elementis plc ........................................ United Kingdom 31,885,141 33,707,697
Minerals Technologies, Inc. .............................. United States 839,134 46,160,762
Tronox Holdings plc ................................... United States 1,492,269 17,907,228
123,253,398
Commercial Services & Supplies 0.5%
a
IAA, Inc. ............................................ United States 582,248 22,084,667
Communications Equipment 3.1%
a,b
NetScout Systems, Inc. ................................. United States 3,599,232 129,284,413
Construction & Engineering 5.4%
a,b
Great Lakes Dredge & Dock Corp. ........................ United States 3,900,693 29,489,239
Primoris Services Corp. ................................. United States 889,544 17,959,893
Stantec, Inc. ......................................... Canada 1,174,880 57,484,954
a
WillScot Mobile Mini Holdings Corp. ....................... United States 2,742,810 116,651,709
221,585,795
Construction Materials 1.8%
a
Summit Materials, Inc., A ................................ United States 2,798,728 73,746,483
Consumer Finance 0.1%
Bread Financial Holdings, Inc. ............................ United States 120,751 4,360,319

Franklin Value Investors Trust
Schedule of Investments
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities 0.2%
IDACORP, Inc. ....................................... United States 80,420 $ 8,419,974
Electrical Equipment 0.7%
Regal Rexnord Corp. .................................. United States 220,232 27,868,157
Electronic Equipment, Instruments & Components 3.8%
b
Benchmark Electronics, Inc. ............................. United States 2,564,535 72,807,149
a
Coherent Corp. ....................................... United States 77,014 2,588,440
CTS Corp. .......................................... United States 450,721 17,812,494
a,b
Knowles Corp. ....................................... United States 4,547,752 62,531,590
155,739,673
Energy Equipment & Services 3.7%
b
Hunting plc .......................................... United Kingdom 9,175,111 28,146,395
a
Natural Gas Services Group, Inc. ......................... United States 531,000 6,106,500
a
TechnipFMC plc ...................................... United Kingdom 11,079,847 117,335,580
151,588,475
Equity Real Estate Investment Trusts (REITs) 3.5%
Alexander & Baldwin, Inc. ............................... United States 2,160,573 42,087,962
Highwoods Properties, Inc. .............................. United States 129,440 3,654,091
Kimco Realty Corp. .................................... United States 34,636 740,518
STAG Industrial, Inc. ................................... United States 937,348 29,610,823
Sunstone Hotel Investors, Inc. ............................ United States 6,211,244 69,255,371
145,348,765
Food Products 3.0%
Glanbia plc .......................................... Ireland 7,585,685 87,613,591
Maple Leaf Foods, Inc. ................................. Canada 2,280,374 33,793,857
121,407,448
Health Care Equipment & Supplies 3.9%
a
Envista Holdings Corp. ................................. United States 1,758,833 58,059,077
a
Integer Holdings Corp. ................................. United States 1,644,708 102,514,650
160,573,727
Hotels, Restaurants & Leisure 6.3%
Boyd Gaming Corp. ................................... United States 152,048 8,782,293
a,b
Brinker International, Inc. ............................... United States 2,452,635 81,893,483
a
Dalata Hotel Group plc ................................. Ireland 5,854,643 18,783,613
a,b
Denny's Corp. ........................................ United States 3,794,830 42,995,424
a
Hilton Grand Vacations, Inc. ............................. United States 506,762 19,885,341
Jack in the Box, Inc. ................................... United States 1,002,927 88,488,249
260,828,403
Household Durables 1.0%
Century Communities, Inc. .............................. United States 156,292 6,956,557
a
M/I Homes, Inc. ....................................... United States 382,685 15,877,601
a
Meritage Homes Corp. ................................. United States 157,377 11,985,832
a
Taylor Morrison Home Corp. ............................. United States 304,053 8,008,756
42,828,746
Insurance 6.6%
CNO Financial Group, Inc. .............................. United States 1,846,527 40,734,385
Hanover Insurance Group, Inc. (The) ....................... United States 840,898 123,183,148
Horace Mann Educators Corp. ........................... United States 1,841,893 72,681,098

Franklin Value Investors Trust
Schedule of Investments
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
Selective Insurance Group, Inc. ........................... United States 362,901 $ 35,593,330
272,191,961
Leisure Products 0.3%
Brunswick Corp. ...................................... United States 171,030 12,086,690
Machinery 4.6%
Astec Industries, Inc. ................................... United States 464,765 20,286,992
Columbus McKinnon Corp. .............................. United States 301,688 8,604,142
Greenbrier Cos., Inc. (The) .............................. United States 1,486,787 52,498,449
REV Group, Inc. ...................................... United States 1,890,957 25,981,749
Timken Co. (The) ..................................... United States 1,143,203 81,498,942
188,870,274
Metals & Mining 1.6%
Alcoa Corp. .......................................... United States 717,288 27,995,751
a
Arconic Corp. ........................................ United States 749,110 15,551,524
Commercial Metals Co. ................................. United States 445,963 20,291,316
63,838,591
Multi-Utilities 0.2%
Black Hills Corp. ...................................... United States 141,797 9,269,270
Oil, Gas & Consumable Fuels 5.5%
Crescent Point Energy Corp. ............................. Canada 18,115,923 141,613,755
a,b
Green Plains, Inc. ..................................... United States 2,938,698 84,898,985
226,512,740
Professional Services 1.3%
ICF International, Inc. .................................. United States 458,980 54,907,777
Real Estate Management & Development 0.6%
a
Cushman & Wakefield plc ............................... United States 2,136,367 24,675,039
Road & Rail 1.1%
a
Saia, Inc. ........................................... United States 233,783 46,490,087
Semiconductors & Semiconductor Equipment 1.6%
a
Cohu, Inc. ........................................... United States 1,107,363 36,454,390
a
Onto Innovation, Inc. ................................... United States 425,990 28,473,172
64,927,562
Software 3.4%
a
ACI Worldwide, Inc. .................................... United States 4,567,806 111,134,720
Software AG ......................................... Germany 1,207,790 26,424,152
137,558,872
Specialty Retail 1.0%
a,b
Children's Place, Inc. (The) .............................. United States 885,230 35,834,110
Group 1 Automotive, Inc. ................................ United States 24,149 4,177,777
40,011,887
Textiles, Apparel & Luxury Goods 0.5%
Carter's, Inc. ......................................... United States 320,742 21,768,760
Thrifts & Mortgage Finance 1.9%
WSFS Financial Corp. .................................. United States 1,632,184 75,994,487
Trading Companies & Distributors 6.1%
Herc Holdings, Inc. .................................... United States 579,298 68,131,238

Franklin Value Investors Trust
Schedule of Investments
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors (continued)
b
McGrath RentCorp .................................... United States 1,406,790 $ 132,308,599
a
Univar Solutions, Inc. .................................. United States 1,936,416 49,339,880
249,779,717
Total Common Stocks (Cost $3,659,145,948) ....................................
3,989,964,904
Short Term Investments 3.4%
a a
Country Shares
a
Value
a a a
Money Market Funds 3.4%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 2.86% ..... United States 139,833,283 139,833,283
Total Money Market Funds (Cost $139,833,283) .................................
139,833,283
Total Short Term Investments (Cost $139,833,283 ) ...............................
139,833,283
a
Total Investments (Cost $3,798,979,231) 100.4% ................................
$4,129,798,187
Other Assets, less Liabilities (0.4)% ...........................................
(18,014,094)
Net Assets 100.0% ...........................................................
$4,111,784,093
a
Non-income producing.
b
See Note 9 regarding holdings of 5% voting securities.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Statements
Statements of Assets and Liabilities
October 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $138,695,892 $690,699,298 $2,905,994,721
Cost - Non-controlled affiliates (Note 3 f and 9 ) .................. 20,193,831 30,561,198 892,984,510
Value - Unaffiliated issuers ................................ $196,153,684 $758,447,633 $3,256,067,820
Value - Non-controlled affiliates (Note 3 f and 9 ) ................. 20,193,831 30,561,198 873,730,367
Cash .................................................. 20,645 5,146 50,192
Receivables:
Investment securities sold ................................. 652,007 7,520,013 12,432,015
Capital shares sold ...................................... 54,391 583,274 5,260,581
Dividends ............................................. 25,405 532,627 838,559
Total assets ........................................ 217,099,963 797,649,891 4,148,379,534
Liabilities:
Payables:
Investment securities purchased ............................ 1,390,385 2,360,210 22,987,285
Capital shares redeemed ................................. 267,431 1,512,883 9,671,329
Management fees ....................................... 121,543 300,717 1,769,894
Distribution fees ........................................ 28,854 153,493 358,465
Transfer agent fees ...................................... 60,147 289,359 1,579,674
Trustees' fees and expenses ............................... 710 4,130 20,643
Accrued expenses and other liabilities ......................... 67,458 127,720 208,151
Total liabilities ....................................... 1,936,528 4,748,512 36,595,441
Net assets, at value ............................... $215,163,435 $792,901,379 $4,111,784,093
Net assets consist of:
Paid-in capital ........................................... $144,813,542 $697,167,611 $3,686,476,034
Total distributable earnings (losses) ........................... 70,349,893 95,733,768 425,308,059
Net assets, at value ............................... $215,163,435 $792,901,379 $4,111,784,093

Franklin Value Investors Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Class A:
Net assets, at value ..................................... $144,716,819 $688,933,199 $1,268,889,794
Shares outstanding ...................................... 5,248,775 21,315,196 24,792,311
Net asset value per share
a
................................ $27.57 $32.32 $51.18
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $29.17 $34.20 $54.16
Class C:
Net assets, at value ..................................... $— $15,412,202 $68,960,422
Shares outstanding ...................................... — 505,304 1,608,317
Net asset value and maximum offering price per share
a
........... $— $30.50 $42.88
Class R:
Net assets, at value ..................................... $— $5,419,043 $119,059,902
Shares outstanding ...................................... — 166,926 2,359,631
Net asset value and maximum offering price per share ........... $— $32.46 $50.46
Class R6:
Net assets, at value ..................................... $25,569,959 $36,511,907 $1,248,367,087
Shares outstanding ...................................... 907,228 1,076,670 22,830,226
Net asset value and maximum offering price per share ........... $28.18 $33.91 $54.68
Advisor Class:
Net assets, at value ..................................... $44,876,657 $46,625,028 $1,406,506,888
Shares outstanding ...................................... 1,605,807 1,370,703 25,686,826
Net asset value and maximum offering price per share ........... $27.95 $34.02 $54.76
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Value Investors Trust
Financial Statements
Statements of Operations
for the year ended October 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Investment income:
Dividends: (net of foreign taxes of $25,690, $30,178 and $879,788, respectively)
Unaffiliated issuers ...................................... $3,348,446 $16,670,670 $50,127,431
Non-controlled affiliates (Note 3 f and 9 ) ....................... 114,081 231,392 12,667,998
Total investment income ................................. 3,462,527 16,902,062 62,795,429
Expenses:
Management fees (Note 3 a ) ................................. 1,561,215 4,109,598 23,763,414
Distribution fees: (Note 3c )
    Class A .............................................. 365,917 1,859,743 3,511,287
    Class C .............................................. — 183,626 832,065
    Class R .............................................. — 29,342 656,429
Transfer agent fees: (Note 3e )
    Class A .............................................. 192,702 992,406 2,345,650
    Class C .............................................. — 24,362 138,523
    Class R .............................................. — 7,813 219,417
    Class R6 ............................................. 12,575 23,298 636,702
    Advisor Class .......................................... 50,724 68,863 2,474,450
Custodian fees (Note 4 ) .................................... 1,074 8,167 33,690
Reports to shareholders fees ................................ 13,840 71,834 220,576
Registration and filing fees .................................. 56,853 100,320 234,111
Professional fees ......................................... 122,110 148,536 103,179
Trustees' fees and expenses ................................ 14,593 64,166 320,626
Other .................................................. 10,640 41,349 108,967
Total expenses ....................................... 2,402,243 7,733,423 35,599,086
Expense reductions (Note 4 ) ............................. (28) (24) —
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (41,470) (99,892) (517,752)
Net expenses ....................................... 2,360,745 7,633,507 35,081,334
Net investment income .............................. 1,101,782 9,268,555 27,714,095
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 13,519,742 32,412,503 168,646,136
Non-controlled affiliates (Note 3 f and 9 ) ..................... — — (42,240,028)
Foreign currency transactions .............................. 150 49,901 (310,183)
Net realized gain (loss) ................................ 13,519,892 32,462,404 126,095,925
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (19,159,042) (116,245,726) (425,681,767)
Non-controlled affiliates (Note 3 f and 9 ) ..................... — — (78,052,321)
Translation of other assets and liabilities denominated in foreign currencies ........................................... — (239) (18,322)
Net change in unrealized appreciation (depreciation) .......... (19,159,042) (116,245,965) (503,752,410)
Net realized and unrealized gain (loss) .......................... (5,639,150) (83,783,561) (377,656,485)
Net increase (decrease) in net assets resulting from operations ........ $(4,537,368) $(74,515,006) $(349,942,390)

Franklin Value Investors Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin MicroCap Value Fund Franklin Mutual U.S. Mid Cap Value Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,101,782 $912,922 $9,268,555 $9,867,517
Net realized gain (loss) ............ 13,519,892 32,608,110 32,462,404 156,893,634
Net change in unrealized appreciation
(depreciation) ................. (19,159,042) 40,148,742 (116,245,965) 140,358,993
Net increase (decrease) in net
assets resulting from operations . (4,537,368) 73,669,774 (74,515,006) 307,120,144
Distributions to shareholders:
Class A ........................ (21,286,656) (6,083,695) (96,583,319) (22,744,402)
Class C ........................ — — (2,428,978) (552,317)
Class R ........................ — — (760,276) (173,376)
Class R6 ....................... (3,358,927) (884,169) (4,793,006) (1,236,499)
Advisor Class ................... (5,166,227) (1,530,858) (6,492,610) (1,479,012)
Total distributions to shareholders ..... (29,811,810) (8,498,722) (111,058,189) (26,185,606)
Capital share transactions: (Note 2 )
Class A ........................ 8,510,330 20,172,380 59,910,867 8,798,321
Class C ........................ — — (532,442) (2,860,901)
Class R ........................ — — 305,628 (135,103)
Class R6 ....................... 6,135,424 4,300,636 5,072,393 (1,292,605)
Advisor Class ................... 11,699,630 4,780,407 819,051 6,589,376
Total capital share transactions ....... 26,345,384 29,253,423 65,575,497 11,099,088
Net increase (decrease) in net
assets ..................... (8,003,794) 94,424,475 (119,997,698) 292,033,626
Net assets:
Beginning of year .................. 223,167,229 128,742,754 912,899,077 620,865,451
End of year ...................... $215,163,435 $223,167,229 $792,901,379 $912,899,077

Franklin Value Investors Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Small Cap Value Fund
Year Ended
October 31, 2022
Year Ended
October 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $27,714,095 $39,128,581
Net realized gain (loss) ................................................. 126,095,925 444,950,030
Net change in unrealized appreciation (depreciation) ........................... (503,752,410) 798,486,903
Net increase (decrease) in net assets resulting from operations ................ (349,942,390) 1,282,565,514
Distributions to shareholders:
Class A ............................................................. (144,535,579) (27,860,860)
Class C ............................................................. (9,999,178) (1,853,782)
Class R ............................................................. (13,461,304) (2,516,577)
Class R6 ............................................................ (123,172,938) (16,086,898)
Advisor Class ........................................................ (150,020,873) (20,153,588)
Total distributions to shareholders .......................................... (441,189,872) (68,471,705)
Capital share transactions: (Note 2 )
Class A ............................................................. (45,290,914) (46,025,652)
Class C ............................................................. (13,371,033) (13,872,001)
Class R ............................................................. (6,656,943) (4,495,364)
Class R6 ............................................................ 134,520,650 552,286,445
Advisor Class ........................................................ (17,417,388) 685,131,851
Total capital share transactions ............................................ 51,784,372 1,173,025,279
Net increase (decrease) in net assets ................................... (739,347,890) 2,387,119,088
Net assets:
Beginning of year ....................................................... 4,851,131,983 2,464,012,895
End of year ........................................................... $4,111,784,093 $4,851,131,983

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Value Investors Trust (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
three separate funds (Funds) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). The classes of
shares offered within each of the Funds are indicated below.
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Class A, Class R6 & Advisor Class
Franklin MicroCap Value Fund
Class A, Class C, Class R , Class R6 & Advisor Class
Franklin Mutual U.S. Mid Cap Value Fund
a
Franklin Small Cap Value Fund
b
a
Effective June 1, 2022, Franklin Mutual U.S. Value Fund was renamed Franklin
Mutual U.S. Mid Cap Value Fund.
b
Effective May 27, 2021, Franklin Small Cap Value Fund was closed to new investors with limited exceptions.
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At October 31, 2022, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2022, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Dividend
income is recorded on the ex-dividend date except for
certain dividends from securities where the dividend rate
is not available. In such cases, the dividend is recorded
as soon as the information is received by the Funds.
Distributions to shareholders are recorded on the ex-
dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income and Deferred Taxes
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At October 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin MicroCap Value Fund
Franklin Mutual U.S. Mid Cap
Value Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended October 31, 2022
Shares sold
a
................................... 719,382 $19,904,740 3,833,315 $132,100,439
Shares issued in reinvestment of distributions .......... 759,014 20,759,034 2,574,503 89,386,752
Shares redeemed ............................... (1,178,090) (32,153,444) (4,754,830) (161,576,324)
Net increase (decrease) .......................... 300,306 $8,510,330 1,652,988 $59,910,867
Year ended October 31, 2021
Shares sold
a
................................... 1,462,945 $46,213,507 4,681,925 $175,735,473
Shares issued in reinvestment of distributions .......... 226,581 5,893,373 660,772 20,853,982
Shares redeemed ............................... (1,059,767) (31,934,500) (5,202,212) (187,791,134)
Net increase (decrease) .......................... 629,759 $20,172,380 140,485 $8,798,321
Class C
Class C Shares:
Year ended October 31, 2022
Shares sold ................................... — $— 137,768 $4,615,640
Shares issued in reinvestment of distributions .......... — — 73,166 2,413,008
Shares redeemed
a
.............................. — — (233,366) (7,561,090)
Net increase (decrease) .......................... — $— (22,432) $(532,442)
Year ended October 31, 2021
Shares sold ................................... — $— 256,950 $9,200,910
Shares issued in reinvestment of distributions .......... — — 18,229 549,596
Shares redeemed
a
.............................. — — (353,358) (12,611,407)
Net increase (decrease) .......................... — $— (78,179) $(2,860,901)
Class R
Class R Shares:
Year ended October 31, 2022
Shares sold ................................... — $— 19,913 $686,271
Shares issued in reinvestment of distributions .......... — — 21,753 760,276
Shares redeemed ............................... — — (32,449) (1,140,919)
Net increase (decrease) .......................... — $— 9,217 $305,628
Year ended October 31, 2021
Shares sold ................................... — $— 25,435 $959,623
Shares issued in reinvestment of distributions .......... — — 5,464 173,376
Shares redeemed ............................... — — (34,551) (1,268,102)
Net increase (decrease) .......................... — $— (3,652) $(135,103)
Class R6

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin MicroCap Value Fund
Franklin Mutual U.S. Mid Cap
Value Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended October 31, 2022
Shares sold ................................... 443,820 $12,691,780 242,203 $8,742,484
Shares issued in reinvestment of distributions .......... 19,499 543,425 131,944 4,792,208
Shares redeemed ............................... (252,888) (7,099,781) (234,577) (8,462,299)
Net increase (decrease) .......................... 210,431 $6,135,424 139,570 $5,072,393
Year ended October 31, 2021
Shares sold ................................... 383,411 $11,842,262 248,335 $9,612,236
Shares issued in reinvestment of distributions .......... 4,821 127,434 37,469 1,229,343
Shares redeemed ............................... (246,239) (7,669,060) (321,570) (12,134,184)
Net increase (decrease) .......................... 141,993 $4,300,636 (35,766) $(1,292,605)
Advisor Class
Advisor Class Shares:
Year ended October 31, 2022
Shares sold ................................... 569,364 $15,566,231 340,359 $12,456,001
Shares issued in reinvestment of distributions .......... 183,267 5,069,161 174,964 6,379,178
Shares redeemed ............................... (325,010) (8,935,762) (495,504) (18,016,128)
Net increase (decrease) .......................... 427,621 $11,699,630 19,819 $819,051
Year ended October 31, 2021
Shares sold ................................... 969,102 $31,340,755 533,163 $20,901,972
Shares issued in reinvestment of distributions .......... 56,508 1,483,316 44,043 1,450,354
Shares redeemed ............................... (866,250) (28,043,664) (407,969) (15,762,950)
Net increase (decrease) .......................... 159,360 $4,780,407 169,237 $6,589,376
Franklin Small Cap Value Fund
Shares Amount
Class A
Class A Shares:
Year ended October 31, 2022
Shares sold
a
................................... 1,893,858 $102,272,555
Shares issued in reinvestment of distributions .......... 2,484,880 137,836,298
Shares redeemed ............................... (5,348,480) (285,399,767)
Net increase (decrease) .......................... (969,742) $(45,290,914)
Year ended October 31, 2021
Shares sold
a
................................... 6,789,553 $391,493,645
Shares issued in reinvestment of distributions .......... 511,688 25,702,130
Shares redeemed ............................... (8,383,289) (463,221,427)
Net increase (decrease) .......................... (1,082,048) $(46,025,652)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Small Cap Value Fund
Shares Amount
Class C Shares:
Year ended October 31, 2022
Shares sold ................................... 117,738 $5,358,331
Shares issued in reinvestment of distributions .......... 202,027 9,450,847
Shares redeemed
a
.............................. (625,299) (28,180,211)
Net increase (decrease) .......................... (305,534) $(13,371,033)
Year ended October 31, 2021
Shares sold ................................... 748,913 $36,643,555
Shares issued in reinvestment of distributions .......... 41,812 1,803,779
Shares redeemed
a
.............................. (1,039,615) (52,319,335)
Net increase (decrease) .......................... (248,890) $(13,872,001)
Class R
Class R Shares:
Year ended October 31, 2022
Shares sold ................................... 377,026 $20,099,136
Shares issued in reinvestment of distributions .......... 244,996 13,425,803
Shares redeemed ............................... (749,330) (40,181,882)
Net increase (decrease) .......................... (127,308) $(6,656,943)
Year ended October 31, 2021
Shares sold ................................... 820,094 $47,246,697
Shares issued in reinvestment of distributions .......... 50,187 2,493,272
Shares redeemed ............................... (954,221) (54,235,333)
Net increase (decrease) .......................... (83,940) $(4,495,364)
Class R6
Class R6 Shares:
Year ended October 31, 2022
Shares sold ................................... 6,319,464 $362,704,237
Shares issued in reinvestment of distributions .......... 1,849,348 109,222,521
Shares redeemed ............................... (5,875,630) (337,406,108)
Net increase (decrease) .......................... 2,293,182 $134,520,650
Year ended October 31, 2021
Shares sold ................................... 14,413,112 $885,847,704
Shares issued in reinvestment of distributions .......... 263,119 13,990,043
Shares redeemed ............................... (5,653,897) (347,551,303)
Net increase (decrease) .......................... 9,022,334 $552,286,444
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin MicroCap Value Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual of
0.75% per year of the average daily net assets of the Fund.
Franklin Mutual U.S. Mid Cap Value Fund pays an investment management fee, calculated daily and paid monthly, to Franklin
Mutual based on the average daily net assets of the Fund as follows:
Franklin Small Cap Value Fund
Shares Amount
Advisor Class Shares:
Year ended October 31, 2022
Shares sold ................................... 8,113,577 $446,920,937
Shares issued in reinvestment of distributions .......... 2,115,030 125,230,902
Shares redeemed ............................... (10,447,907) (589,569,227)
Net increase (decrease) .......................... (219,300) $(17,417,388)
Year ended October 31, 2021
Shares sold ................................... 18,326,262 $1,123,861,942
Shares issued in reinvestment of distributions .......... 308,116 16,422,595
Shares redeemed ............................... (7,270,843) (455,152,686)
Net increase (decrease) .......................... 11,363,535 $685,131,851
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Small Cap Value Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the year ended October 31, 2022, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Funds. The fee is paid by
Franklin Mutual based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
For Franklin Small Cap Value Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $5 billion
0.490% In excess of $5 billion
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Gross effective investment management fee rate ........ 0.750% 0.479% 0.543%
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.35%
Compensation Plans:
Class C ............................... — 1.00% 1.00%
Class R ............................... — 0.50% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended October 31, 2022, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended October 31, 2022, investments in affiliated management investment companies were as follows:
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $19,932 $76,161 $45,267
CDSC retained ........................... $2,327 $6,280 $11,881
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Transfer agent fees ........................ $119,158 $463,748 $2,394,172
3. Transactions with Affiliates
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until February 29, 2024.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended October 31, 2022, the custodian fees were reduced as noted in the Statements of Operations.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin MicroCap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . $ 7,943,014 $ 49,913,002 $ (37,662,185) $ — $ — $ 20,193,831 20,193,831 $ 114,081
Total Affiliated Securities ... $7,943,014 $49,913,002 $(37,662,185) $— $— $20,193,831 $114,081
Franklin Mutual U.S. Mid Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . $ 47,616,094 $ 229,454,930 $ (246,509,826) $ — $ — $ 30,561,198 30,561,198 $ 231,392
Total Affiliated Securities ... $47,616,094 $229,454,930 $(246,509,826) $— $— $30,561,198 $231,392
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.86% . $ 50,903,498 $ 1,048,059,272 $ (959,129,487) $ — $ — $ 139,833,283 139,833,283 $ 789,857
Total Affiliated Securities ... $50,903,498 $1,048,059,272 $(959,129,487) $— $— $139,833,283 $789,857
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
5. Income Taxes
The tax character of distributions paid during the years ended October 31, 2022 and 2021, was as follows:
At October 31, 2022, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
The Funds utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended October 31, 2022, were as follows:
Franklin MicroCap Value Fund
Franklin Mutual U.S. Mid Cap Value
Fund
2022 2021 2022 2021
Distributions paid from:
Ordinary income ........................ $3,689,425 $743,894 $10,073,617 $26,185,606
Long term capital gain .................... 26,122,385 7,754,828 100,984,572 —
$29,811,810 $8,498,722 $111,058,189 $26,185,606
Franklin Small Cap Value Fund
2022 2021
Distributions paid from:
Ordinary income ........................ $235,196,624 $62,291,644
Long term capital gain .................... 205,993,248 6,180,061
$441,189,872 $68,471,705
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
a a a a
Cost of investments ....................... $158,931,171 $725,231,338 $3,827,955,384
Unrealized appreciation ..................... $70,975,620 $119,329,612 $603,328,928
Unrealized depreciation ..................... (13,559,276) (55,552,119) (301,486,125)
Net unrealized appreciation (depreciation) ....... $57,416,344 $63,777,493 $301,842,803
Distributable earnings:
Undistributed ordinary income ................ $1,286,666 $5,991,026 $16,517,035
Undistributed long term capital gains ........... 11,646,888 25,965,492 106,968,752
Total distributable earnings .................. $12,933,554 $31,956,518 $123,485,787
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Purchases .............................. $39,186,600 $546,134,488 $2,017,826,363

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Funds will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
9. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled
Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended October 31, 2022, investments in “affiliated companies” were as follows:
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Sales .................................. $53,081,278 $572,551,145 $2,456,718,419
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Apogee Enterprises, Inc. $ 64,367,204 $ — $ (31,814,509) $ 5,804,358 $ —
a
$ —
a
—
a
$ 915,062
Benchmark Electronics,
Inc. ............ 59,779,311 — — — 13,027,838 72,807,149 2,564,535 1,692,593
Brinker International, Inc. — 81,418,633 — — 474,850 81,893,483 2,452,635 —
Children's Place Inc. (The) 39,002,812 24,648,445 — — (27,817,147) 35,834,110 885,230 —
Dalata Hotel Group plc . 49,073,911 4,123,069 (23,816,335) (9,247,393) —
a
—
a
—
a
—
Denny's Corp ....... 83,295,680 — (16,688,725) (7,925,882) (15,685,649) 42,995,424 3,794,830 —
Elementis plc ....... 42,381,088 15,715,722 — — (24,389,113) 33,707,697 31,885,141 —
First of Long Island Corp.
(The) ........... 24,772,099 — (7,232,314) (3,649,783) —
a
—
a
—
a
926,147
Great Lakes Dredge &
Dock Corp. ....... 62,276,435 — (2,017,434) (1,030,776) (29,738,986) 29,489,239 3,900,693 —
Green Plains, Inc. .... 84,682,731 47,814,512 (31,962,335) 8,169,063 (23,804,986) 84,898,985 2,938,698 —
6. Investment Transactions
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended October 31, 2022, the
Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Small Cap Value Fund (continued)
Non-Controlled Affiliates
Greenbrier Cos., Inc. (The) $ 108,244,766 $ 5,823,590 $ (45,848,460) $ (7,027,592) $ —
a
$ —
a
—
a
$ 2,561,486
Hunting plc ......... 11,157,900 16,650,186 — — 338,309 28,146,395 9,175,111 732,638
Jack in the Box, Inc. ... 112,723,345 20,297,381 (26,970,303) (12,296,268) —
a
—
a
—
a
2,331,068
Knowles Corp ....... 130,764,498 8,263,780 (28,213,377) (16,925,386) (31,357,925) 62,531,590 4,547,752 —
McGrath RentCorp .... 102,145,118 8,311,526 (10,165,470) 854,306 31,163,119 132,308,599 1,406,790 2,719,147
NetScout Systems, Inc . 84,940,826 43,366,434 (29,795,541) 1,035,325 29,737,369 129,284,413 3,599,232 —
Total Affiliated Securities
(Value is 17.9% of Net
Assets) .......... $1,059,607,724 $276,433,278 $(254,524,803) $(42,240,028) $(78,052,321) $733,897,084 $11,878,141
a
As of October 31, 2022, no longer an affiliate.
9. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2022, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin MicroCap Value Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ $ 196,153,684 $ — $ — $ 196,153,684
Short Term Investments ................... 20,193,831 — — 20,193,831
Total Investments in Securities ........... $216,347,515 $— $— $216,347,515
Franklin Mutual U.S. Mid Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 9,637,297 10,334,633 — 19,971,930
Auto Components ...................... 19,937,482 — — 19,937,482
Banks ............................... 56,180,101 8,684,294 — 64,864,395
Building Products ...................... 17,614,651 — — 17,614,651
Chemicals ........................... 49,077,853 — — 49,077,853
Commercial Services & Supplies ........... 9,268,583 — — 9,268,583
Construction & Engineering ............... 13,306,446 — — 13,306,446
Diversified Financial Services ............. 19,190,361 — — 19,190,361
Electric Utilities ........................ 22,606,620 — — 22,606,620
Electrical Equipment .................... 11,894,633 — — 11,894,633
Electronic Equipment, Instruments &
Components ........................ 18,530,453 — — 18,530,453
Energy Equipment & Services ............. 29,622,777 — — 29,622,777
Equity Real Estate Investment Trusts (REITs) . 28,168,126 — — 28,168,126
Food Products ........................ 25,370,119 — — 25,370,119
Health Care Providers & Services .......... 37,720,439 — — 37,720,439
Household Durables .................... 18,405,149 — — 18,405,149
Independent Power and Renewable Electricity
Producers .......................... 18,421,637 — — 18,421,637
Insurance ............................ 53,891,177 — — 53,891,177
Internet & Direct Marketing Retail .......... 4,035,075 — — 4,035,075
IT Services ........................... 34,215,014 — — 34,215,014
Machinery ............................ 29,524,208 — — 29,524,208
Media ............................... 8,607,554 — — 8,607,554
Metals & Mining ....................... 6,159,754 — — 6,159,754
Oil, Gas & Consumable Fuels ............. 22,723,240 — — 22,723,240
Personal Products ..................... — 11,745,251 — 11,745,251
Pharmaceuticals ....................... 6,730,913 10,955,793 — 17,686,706
Professional Services ................... 32,828,395 — — 32,828,395
Real Estate Management & Development .... 25,212,940 — — 25,212,940
Software ............................. 21,075,936 — — 21,075,936
Specialty Retail ........................ 13,726,054 — — 13,726,054
Technology Hardware, Storage & Peripherals . 12,067,926 — — 12,067,926
Textiles, Apparel & Luxury Goods .......... 19,208,091 — — 19,208,091
Trading Companies & Distributors .......... 21,768,658 — — 21,768,658
Short Term Investments ................... 30,561,198 — — 30,561,198
Total Investments in Securities ........... $747,288,860 $41,719,971
b
$— $789,008,831
Franklin Small Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 68,512,854 18,526,928 — 87,039,782
11. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
12. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Auto Components ...................... $ 48,358,522 $ — $ — $ 48,358,522
Banks ............................... 580,643,127 — — 580,643,127
Building Products ...................... 136,121,316 — — 136,121,316
Chemicals ........................... 89,545,701 33,707,697 — 123,253,398
Commercial Services & Supplies ........... 22,084,667 — — 22,084,667
Communications Equipment .............. 129,284,413 — — 129,284,413
Construction & Engineering ............... 221,585,795 — — 221,585,795
Construction Materials .................. 73,746,483 — — 73,746,483
Consumer Finance ..................... 4,360,319 — — 4,360,319
Electric Utilities ........................ 8,419,974 — — 8,419,974
Electrical Equipment .................... 27,868,157 — — 27,868,157
Electronic Equipment, Instruments &
Components ........................ 155,739,673 — — 155,739,673
Energy Equipment & Services ............. 151,588,475 — — 151,588,475
Equity Real Estate Investment Trusts (REITs) . 145,348,765 — — 145,348,765
Food Products ........................ 33,793,857 87,613,591 — 121,407,448
Health Care Equipment & Supplies ......... 160,573,727 — — 160,573,727
Hotels, Restaurants & Leisure ............. 242,044,790 18,783,613 — 260,828,403
Household Durables .................... 42,828,746 — — 42,828,746
Insurance ............................ 272,191,961 — — 272,191,961
Leisure Products ....................... 12,086,690 — — 12,086,690
Machinery ............................ 188,870,274 — — 188,870,274
Metals & Mining ....................... 63,838,591 — — 63,838,591
Multi-Utilities .......................... 9,269,270 — — 9,269,270
Oil, Gas & Consumable Fuels ............. 226,512,740 — — 226,512,740
Professional Services ................... 54,907,777 — — 54,907,777
Real Estate Management & Development .... 24,675,039 — — 24,675,039
Road & Rail .......................... 46,490,087 — — 46,490,087
Semiconductors & Semiconductor Equipment . 64,927,562 — — 64,927,562
Software ............................. 111,134,720 26,424,152 — 137,558,872
Specialty Retail ........................ 40,011,887 — — 40,011,887
Textiles, Apparel & Luxury Goods .......... 21,768,760 — — 21,768,760
Thrifts & Mortgage Finance ............... 75,994,487 — — 75,994,487
Trading Companies & Distributors .......... 249,779,717 — — 249,779,717
Short Term Investments ................... 139,833,283 — — 139,833,283
Total Investments in Securities ........... $3,944,742,206 $185,055,981
c
$— $4,129,798,187
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $41,719,971, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $185,055,981, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
11. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Franklin Value Investors Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Value Investors Trust and Shareholders of Franklin MicroCap Value Fund, Franklin Mutual
U.S. Mid Cap Value Fund, and Franklin Small Cap Value Fund:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Franklin Value Investors Trust (the “Trust”)
(comprising Franklin MicroCap Value Fund, Franklin Mutual U.S. Mid Cap Value Fund (formerly, Franklin Mutual U.S. Value
Fund), and Franklin Small Cap Value Fund (collectively referred to as the “Funds”), including the schedules of investments, as of October 31, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Franklin Value
Investors Trust at October 31, 2022, the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Franklin investment companies since 1987.
Boston, Massachusetts
December 19, 2022

Franklin Value Investors Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended October 31, 2022:
Pursuant to:
Franklin MicroCap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $27,580,365 $110,248,863 $233,879,389
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $2,654,556 $11,459,281 $49,168,487
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $2,880,917 $15,070,501 $58,611,711
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) $2,991,270 — $201,339,413

Franklin Value Investors Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edward I. Altman, Ph.D.
(1941)
Trustee Since 2015 11 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Max L. Heine Professor of Finance, Emeritus and Director of The Credit and Debt Markets Research Program, Salomon Center, Stern School
of Business, New York University; editor and author of numerous financial publications; financial consultant; an adviser to numerous financial and publishing organizations; and formerly , Vice Director, Salomon Center, Stern School of Business, New York University.
Ann Torre Bates (1958) Chairperson
and Trustee
Chairperson since
2020 and Trustee
since 2015
30 Ares Strategic Income Fund
(closed-end investment
management company) (September
2022-present); Ares Capital
Corporation (specialty finance
company) (2010-present), United
Natural Foods, Inc. (2013-present),
formerly , Navient Corporation (loan
management, servicing and asset
recovery) (2014-2016).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Jan Hopkins Trachtman
(1947)
Trustee Since 2015 11 FTAC Parnassus Acquisition Corp.
(special purpose fintech acquisition
company) (2021-present);
and formerly , FTAC Olympus
Acquisition Corp. (special purpose
fintech acquisition company) (2020-
2022) and FinTech Acquisition
Corp. III (special purpose fintech
acquisition company) (2018-2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Founder, The Jan Hopkins Group (communications consulting firm); serves on Alumni Advisory Board of Knight Bagehot
Fellowship; and formerly , President, Economic Club of New York (2007-2015); Anchor/Correspondent, CNN Financial News (until 2003);
Managing Director and Head of Client Communications, Citigroup Private Bank (until 2005); Off-Air Reporter, ABC News' World News Tonight;
and Editor, CBS Network News.
Keith E. Mitchell (1954) Trustee Since 2015 11 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various boards of asset management firms; and formerly , Managing Member, Mitchell, Hartley & Bechtel Advisers, LLC ( formerly ,
Mitchell Advisers, LLC) (advisory firm) (2003-2015) and Managing Director, Putman Lovell NBF.

Franklin Value Investors Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
David W. Niemiec (1949) Trustee Since 2011 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Robert E. Wade (1946) Trustee Since 2004 30 El Oro Ltd (investments) (2003-
2019).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
Gregory H. Williams (1943) Trustee Since 2008 11 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; Consultant; and formerly , President, University of Cincinnati (2009-2012); President, The City College of New York (2001-
2009); Dean, College of Law, Ohio State University (1993-2001); and Associate Vice President, Academic Affairs and Professor of Law,
University of Iowa (1977-1993).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2015 131 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Jennifer M. Johnson (1964) Trustee Since 2015 70 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly ,
Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and
Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).
Rupert H. Johnson, Jr. (1940) Vice President Since 1989 124 Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Value Investors Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christian K. Correa (1973) President, and
Chief Executive
Officer –
Investment
Management
Since 2021 Not Applicable Not Applicable
c/o Franklin Mutual Advisers,
LLC 101 John F. Kennedy
Parkway Short Hills, NJ
07078-2716
Principal Occupation During at Least the Past 5 Years:
President, Franklin Mutual Advisers, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Secretary and
Vice President
Secretary since
2005 and Vice
President since
2009
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Value Investors Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Resources.
Note 1: Gregory E. Johnson and Jennifer M. Johnson are siblings. Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson and Jennifer M. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2015. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2011, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting
Officer and
Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice President Since 2011 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Value Investors Trust
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN VALUE INVESTORS TRUST
(EACH SERIES OF SUCH TRUST, A “FUND”)
The Board of Trustees (Board), including a majority of
trustees that are not “interested persons” as such term is
defined in section 2(a)(19) of the Investment Company Act of
1940 (hereinafter referred to as “independent trustees”), at a meeting held on May 24, 2022, unanimously approved the
renewal of the Fund’s investment management agreement.
Prior to a meeting of all of the trustees for the purpose
of considering such renewal, the independent trustees
participated in two other meetings held in connection
with the renewal process. Throughout the process, the
independent trustees received assistance and advice
from and met separately with independent counsel. The
independent trustees met with and interviewed officers of
the investment manager (including portfolio managers),
the transfer agent and shareholder services group and
the distributor. In approving the renewal of the investment
management agreement for the Fund, the Board, including
the independent trustees, determined that the investment
management fee structure was fair and reasonable and that
continuance of the agreement was in the best interests of
the Fund and its shareholders.
In reaching their decision on the investment management
agreement, the trustees took into account information
furnished throughout the year at Board meetings, as well
as information specifically requested and furnished for
the renewal process, which culminated in the meetings
referred to above for the specific purpose of considering
such agreement. Information furnished throughout the year
included, among others, reports on the Fund’s investment
performance, expenses, portfolio composition, portfolio
brokerage execution, client commission arrangements,
derivatives, securities lending, asset segregation, portfolio turnover, Rule 12b-1 plan, distribution, shareholder servicing, legal and compliance matters, pricing of securities, sales
and redemptions, and marketing support payments made
to financial intermediaries, as well as a third-party survey of transfer agent fees charged to funds within the Franklin
Templeton (FT) complex in comparison with those charged
to other fund complexes deemed comparable. Also, related
financial statements and other information about the scope
and quality of services provided by the investment manager
and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received
periodic reports throughout the year and during the renewal
process relating to compliance with the Fund’s investment
policies and restrictions. During the renewal process, the
independent trustees considered the investment manager’s
methods of operation within the Franklin Templeton group
and its activities on behalf of other clients. The Board also reviewed and considered an annual report on payments
made by FT or the Fund to financial intermediaries, as
well as a memorandum relating to third-party servicing
arrangements, which included discussion of the changing
distribution landscape for the Fund.
The information obtained by the trustees during the
renewal process also included a special report prepared
by Broadridge Financial Solutions, Inc., an independent
third-party analyst that utilizes data from Lipper, Inc.
(“Lipper”), comparing the Fund’s investment performance
and expenses with those of other mutual funds deemed
comparable to the Fund as selected by Lipper (Broadridge
Section 15(c) Report). The trustees reviewed the Broadridge
Section 15(c) Report and its usefulness in the renewal
process with respect to matters such as comparative fees,
expenses, expense ratios, performance and volatility. They
concluded that the report continues to be a reliable resource in the performance of their duties.
In addition, the trustees received a Profitability Study
(Profitability Study) prepared by management discussing
the profitability to FT from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees
continued to receive reports on management’s handling of
recent regulatory inquiries and pending legal actions against the investment manager and its affiliates. The independent
trustees were satisfied with the actions taken to date by
management in response to such regulatory and legal
matters.
The trustees reviewed the personnel, operations, financial
condition, and investment management capabilities,
methodologies and resources of the investment manager.
As part of this review, particular attention was given to
management’s diligent risk management program, including
continual monitoring and management of cybersecurity,
liquidity and counterparty credit risk, and attention given to derivatives and other complex instruments that are held and
expected to be held by the Fund and how such instruments
are used to carry out the Fund’s investment goal(s).
The Board also took into account, among other things,
management’s efforts in establishing a global credit facility

Franklin Value Investors Trust
Shareholder Information

franklintempleton.com
Annual Report
for the benefit of the Fund and other accounts managed by
FT to provide a source of cash for temporary and emergency
purposes or to meet unusual redemption requests as well
as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund
business. The Board noted management’s continuing
efforts and expenditures in establishing effective business
continuity plans and developing strategies to address areas
of heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management. The Board also recognized
management’s commitment to facilitating Board oversight
of particular areas, including derivatives and payments to
intermediaries, by enhanced reporting.
In addition to the above and other matters considered by
the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the
Board’s decision. This discussion of the information and
factors considered by the Board (including the information
and factors discussed above) is not intended to be
exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors
considered, the Board did not, unless otherwise noted, find
it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.
NATURE, EXTENT AND QUALITY OF SERVICES . The
trustees reviewed the nature, extent and quality of the
services provided, and to be provided, by the investment
manager. The trustees cited the investment manager’s
ability to implement the Fund’s disciplined value investment approach and its long-term relationship with the Fund as
reasons that shareholders choose to invest, and remain
invested, in the Fund. The trustees reviewed the Fund’s
portfolio management team, including its performance,
staffing, skills and compensation program. With respect to
portfolio manager compensation, management assured
the trustees that the Fund’s long-term performance is a
significant component of incentive-based compensation
and noted that a portion of a portfolio manager’s incentive-
based compensation is paid in shares of pre-designated
funds from the portfolio manager’s fund management area.
The trustees noted that the portfolio manager compensation
program aligned the interests of the portfolio managers with that of shareholders of the Fund. The trustees discussed
with management various other products, portfolios and
entities that are advised by the investment manager and the
allocation of assets and expenses among and within them,
as well as their relative fees and reasons for differences with respect thereto and any potential conflicts. During regular
Board meetings and the aforementioned meetings of the
independent trustees, the trustees received reports and
presentations on the investment manager’s best execution
trading policies. The trustees considered periodic reports
provided to them showing that the investment manager
complied with the investment policies and restrictions of the
Fund as well as other reports periodically furnished to the
Board covering matters such as the compliance of portfolio
managers and other management personnel with the code
of ethics covering the investment management personnel,
the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations.
The Board noted the extent of the benefits provided to Fund
shareholders from being part of the Franklin Templeton
group of funds, including the right to exchange investments
between funds (same class) without a sales charge, the
ability to reinvest Fund dividends into other funds and the
right to combine holdings of other funds to obtain reduced
sales charges. The Board considered the investment
manager’s significant efforts in developing and implementing compliance procedures established in accordance with SEC
and other requirements.
The Board considered the nature, extent and quality of
the services to be provided under the Fund’s other service
agreements to determine that, on an overall basis, Fund
shareholders were well served. In this connection, the
Board also took into account transfer agent and shareholder
services provided to Fund shareholders by an affiliate of
the investment manager, and favorable periodic reports
on shareholder services conducted by independent third
parties. While such considerations directly affected the
trustees’ decision in renewing the Fund’s transfer agent and shareholder services agreement, the Board also considered
these commitments as incidental benefits to Fund
shareholders deriving from the investment management
relationship.
Based on their review, the trustees were satisfied with the
nature and quality of the overall services provided, and to be provided, by the investment manager and its affiliates to the
Fund and its shareholders and were confident in the abilities of the management team to continue the disciplined value
investment approach of the Fund and to provide quality
services to the Fund and its shareholders.
INVESTMENT PERFORMANCE. The trustees reviewed and
placed significant emphasis on the investment performance
of the Fund over the one-, three-, five- and 10-year periods ended December 31, 2021. They considered the history of
performance of the Fund relative to various benchmarks. As

Franklin Value Investors Trust
Shareholder Information

franklintempleton.com
Annual Report
part of their review, they inquired of management regarding
benchmarks, style drift and restrictions on permitted
investments. Consideration was also given to performance in
the context of available levels of cash during the periods.
The trustees had meetings during the year, including the
meetings referred to above held in connection with the
renewal process, with the Fund’s portfolio managers to
discuss performance and the management of the Fund.
In addition to the materials provided by management in
connection with the renewal process, the independent
trustees requested throughout the year (and received)
additional presentations from the investment manager
and senior management of FT regarding the performance
of the investment manager and the Fund. As part of
these presentations, the investment manager and senior
management of FT reviewed enhancements that have been
made, and are being made, to the investment manager’s
investment process.
Particular attention in assessing performance was given to
the Broadridge Section 15(c) Report. That report showed
the investment performance of the Fund (Class A shares) in
comparison to other funds determined comparable by Lipper.
Franklin Mutual U.S. Mid Cap Value Fund (Formerly,
Franklin Mutual U.S. Value Fund) . The comparable funds
to the Fund, as chosen by Lipper, included all retail and
institutional multi-cap value funds. The Fund had total
returns in the middle performing quintile for the one-year
period ended December 31, 2021, and had annualized total
returns for the three- and five-year periods in the lowest
performing quintile. The trustees noted that the Fund’s total return on an annualized basis for the 10-year period ended
December 31, 2021 was also in the lowest performing
quintile. The trustees also compared Fund performance to
other industry benchmarks, including measures of risk-
adjusted performance of a fund, as part of their evaluation
of investment performance. The trustees discussed with
management the reasons for the relative underperformance
for the three-, five- and 10-year periods ended December 31,
2021. The Board was encouraged by improved performance
in 2021 and did not believe that any changes with respect to the Fund were warranted at the time, particularly since the
recent personnel changes had taken effect on November 2,
2020 and the continued enhancements to the investment
manager’s personnel and investment process. The Board
noted that it would continue to monitor future performance.
Franklin MicroCap Value Fund . The comparable funds
to the Fund, as chosen by Lipper, included all retail and
institutional small-cap value funds. The Fund had total
returns in the lowest performing quintile for the one-year
period ended December 31, 2021, and had annualized total
returns for the three- and five-year periods also in the lowest performing quintile. The trustees noted that the Fund’s total return on an annualized basis for the 10-year period ended
December 31, 2021 was also in the lowest performing
quintile. The trustees also compared Fund performance to
other industry benchmarks, including measures of risk-
adjusted performance of a fund, as part of their evaluation
of investment performance. The trustees discussed with
management the reasons for the relative underperformance
for the one-, three-, five-, and 10-year periods ended
December 31, 2021. While disappointed with the relative
underperformance of the Fund, the Board did not believe
that any changes with respect to the Fund were warranted
at the time, particularly since the recent personnel changes had taken effect on November 2, 2020 and the continued
enhancements to the investment manager’s personnel and
investment process. The Board noted that it would continue
to monitor future performance.
Franklin Small Cap Value Fund . The comparable funds
to the Fund, as chosen by Lipper, included all retail and
institutional small-cap value funds. The Fund had total
returns in the lowest performing quintile for the one-year
period ended December 31, 2021, had annualized total
returns for the three-year period in the middle performing
quintile, and had annualized total returns for the five-year period in the second-best performing quintile. The trustees
noted that the Fund’s total return on an annualized basis for the 10-year period ended December 31, 2021 was also in
the middle performing quintile. The Board was satisfied with such comparative performance.
The trustees also compared Fund performance to other
industry benchmarks, including measures of risk-adjusted
performance of a fund, as part of their evaluation of
investment performance. The trustees concluded that the
Fund had continued to perform well in comparison to its
various benchmarks and in the context of the Fund’s goal.
COMPARATIVE EXPENSES AND MANAGEMENT
PROFITABILITY. The trustees considered the cost of the
services provided and to be provided and the profits realized by the investment manager and its affiliates from their
respective relationships with the Fund. As part of the renewal process, the trustees explored with management the trends
in expense ratios over the past three fiscal years and the
reasons for any increases in the Fund’s expense ratios (or
components thereof). In considering the appropriateness
of the management fee and other expenses charged to
the Fund, the Board took into account various factors
including investment performance and matters relating to
Fund operations, including, but not limited to, the quality

Franklin Value Investors Trust
Shareholder Information

franklintempleton.com
Annual Report
and experience of its portfolio managers and research staff.
Consideration was also given to a comparative analysis
in the Broadridge Section 15(c) Report of the investment
management fee and total expense ratio of the Fund in
comparison with those of a group of other funds selected
by Lipper as its appropriate Lipper expense group. Lipper
expense data is based upon information taken from
each fund’s most recent annual report, which reflects
historical asset levels that may be quite different from
those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and
the fact that expense ratios generally increase as assets
decline and decrease as assets grow, the Board believed
the independent analysis conducted by Lipper to be an
appropriate measure of comparative expenses.
In reviewing comparative costs, emphasis was given to the
Fund’s contractual management fee in comparison with the
contractual management fee that would have been charged
by other funds within its Lipper expense group assuming
they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its
Lipper expense group. The Lipper contractual management
fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative
consistency, are shown by Lipper for Fund Class A shares.
Franklin Mutual U.S. Mid Cap Value Fund. The Fund’s
contractual management fee rate was in the least expensive
quintile of its Lipper expense group and its total expenses
were in the least expensive quintile of such group. The
Board was satisfied with such comparative fees and
expenses.
Franklin MicroCap Value Fund. The Fund’s contractual
management fee rate was in the second-least expensive
quintile of its Lipper expense group and its total expenses
were in the middle quintile of such group. The Board was
satisfied with such comparative fees and expenses.
Franklin Small Cap Value Fund. The Fund’s contractual
management fee rate was in the least expensive quintile of
its Lipper expense group and its total expenses were also in the least expensive quintile of such group. The Board was
satisfied with such comparative fees and expenses.
The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc., from its overall
U.S. fund business, as well as profitability to the Fund’s
investment manager and its affiliates, from providing
investment management and other services to the Fund
during the 12-month period ended September 30, 2022,
the most recent fiscal year-end of Franklin Resources, Inc.
The trustees reviewed the basis on which such reports are
prepared and the cost allocation methodology utilized in
the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing
different results. In this respect, the Board noted that the reasonableness of the cost allocation methodologies was
reviewed by independent accountants on an every other
year basis.
The independent trustees met with management to discuss
the Profitability Study. This included, among other things,
a comparison of investment management income with
investment management expenses of the Fund; comparison
of underwriting revenues and expenses; the relative
relationship of investment management and underwriting
expenses; shareholder servicing profitability; economies
of scale; and the relative contribution of the Fund to the
profitability of the investment manager and its parent.
In discussing the Profitability Study with the Board, the
investment manager stated its belief that the costs incurred in establishing the infrastructure necessary to operate
the type of mutual fund operations conducted by it and its
affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.
The Board also took into account management’s
expenditures in improving shareholder services provided to
the Fund, as well as the need to meet additional regulatory
and compliance requirements. The trustees also considered
the extent to which the investment manager may derive
ancillary benefits from Fund operations, including those
derived from economies of scale, discussed below, the
allocation of Fund brokerage and the use of commission
dollars to pay for research and other similar services.
Based upon their consideration of all these factors, the
trustees determined that the level of profits realized by the investment manager and its affiliates in providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.
ECONOMIES OF SCALE. The Board considered economies
of scale realized by the investment manager and its affiliates as the Fund grows larger and the extent to which they are
shared with Fund shareholders, as for example, in the level
of the investment management fee charged, in the quality
and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly.
While recognizing that any precise determination is
inherently subjective, the trustees noted that, based upon
the Profitability Study, as some funds increase in size, at
some point economies of scale may result in the investment
manager realizing a larger profit margin on investment

Franklin Value Investors Trust
Shareholder Information

franklintempleton.com
Annual Report
management services provided to such a fund. With respect
to all Funds other than Franklin MicroCap Value Fund, the
trustees also noted that benefits of economies of scale will be shared with Fund shareholders due to the decline in the
effective investment management fee rate as breakpoints
are achieved by the Fund.
With respect to Franklin MicroCap Value Fund, The fee
structure under the investment management agreement for
the Fund provides a flat fee of 0.75% at all asset levels. It was noted the Fund primarily invests in domestic and foreign securities that are believed to be undervalued with, at the
time of purchase, the higher of (1) a market capitalization
of less than $1 billion, or (2) a total market capitalization within the bottom 40% of the Russell 2000 Value Index.
Management stated its belief that such limited investment
options curtail the potential size of the Fund, thus preventing the type of economies of scale that might benefit other
funds from increases in size and also pointed out that the
Fund, whose asset size was approximately $210 million as
of March 31, 2022, had been closed to new investors, with
limited exceptions, since January 14, 2004, and reopened to
new investors effective September 19, 2019. Management
also expressed its view that this fee was relatively low for this type of a fund and pointed out the favorable comparison of fees and expenses within its Lipper expense group. The
independent trustees acknowledged that management’s
explanation provided a reasonable basis for believing
the existing fee rate under the investment management
agreement was fair and that, in view of the Fund’s current
modest size, management was not benefiting from any
meaningful economies of scale in its management of the
Fund, but would continue to monitor such matters.
With respect to the other Funds, the trustees noted that
breakpoints had been instituted as part of the Fund’s
investment management fee and that the Board regularly
evaluates whether additional breakpoints are appropriate.
The trustees assessed the savings to shareholders resulting
from such breakpoints and believed they were, and continue
to be, appropriate and they agreed to continue to monitor
the appropriateness of the breakpoints. The trustees
also considered the effects an increase in assets under
management would have on the investment management
fee and expense ratio of the Fund. To the extent further
economies of scale may be realized by the investment
manager and its affiliates, the Board believed the investment management fees provide a sharing of benefits with the
Fund and its shareholders.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the

Franklin Value Investors Trust
Shareholder Information

franklintempleton.com
Annual Report
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2022, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2021. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FVIT A 12/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Value Investors Trust
Investment Manager Distributor Shareholder Services
Franklin Mutual Advisers, LLC Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services
.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $86,743 for the fiscal year ended October 31, 2022 and $86,974 for the fiscal year ended October 31, 2021.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
(a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $266 for the fiscal year ended October 31, 2022 and $188 for the fiscal year ended October 31, 2021. The services for which these fees were paid included identifying passive foreign investment companies to manage exposure to tax liabilities.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of Item 4 were $4,000 for the fiscal year ended October 31, 2022 and $0 for the fiscal year ended October 31, 2021. The services for which these fees were paid included professional services rendered by the principal accountant to the registrant in connection with the post-effective amendment to the registration statement.

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, other than the services reported in paragraphs (a)-(c) of Item 4.
(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:
      (i)   pre-approval of all audit and audit related services;
      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;
      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and
      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $4,266 for the fiscal year ended October 31, 2022 and $188 for the fiscal year ended October 31, 2021.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5.  Audit Committee
 of Listed Registrants. N/A

Item 6.  Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.           N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN VALUE INVESTORS TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  December 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  December 22, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  December 22, 2022